Quaker Akros Absolute Return Fund
Fund Summaries Quaker Akros Absolute Return Fund
INVESTMENT OBJECTIVES
The Quaker Akros Absolute Return Fund (the “Fund”) seeks to provide long-term capital appreciation and income, while seeking to protect principal during unfavorable market conditions.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Quaker Funds. More information about these and other discounts is available from your financial professional and in the “Reduction or Waiver of Front-End Sales Charges” section on page 52 of the Fund’s Prospectus and the “Shareholder Information” section on page 51 of the Trust’s Statement of Additional Information (the “SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Quaker Akros Absolute Return Fund	Class A, Quaker Akros Absolute Return Fund	Class C, Quaker Akros Absolute Return Fund	Institutional Class, Quaker Akros Absolute Return Fund
Shareholder Fees Column [Text]	Class A	Class C	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.50%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Quaker Akros Absolute Return Fund		Class A, Quaker Akros Absolute Return Fund	Class C, Quaker Akros Absolute Return Fund	Institutional Class, Quaker Akros Absolute Return Fund
Management Fees		1.25%	1.25%	1.25%
Distribution (12b-1) Fees		0.25%	1.00%	none
Other Expenses		1.45%	1.45%	1.45%
Dividends on Short Positions		0.30%	0.30%	0.30%
Total Other Expenses		1.75%	1.75%	1.75%
Total Annual Fund Operating Expenses	[1]	3.25%	4.00%	3.00%
Fee Waiver and/or Expense Reimbursement	[2]	(1.26%)	(1.26%)	(1.26%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.99%	2.74%	1.74%
[1]	The ratios of total annual fund operating expenses in this table (the "Expense Ratios") do not match the ratio of expenses to average net assets in the "Financial Highlights" section of the prospectus because the Expense Ratios reflect the operating expenses of the Fund. The ratio of expenses to average net assets in the Fund's "Financial Highlights" are not required to reflect any acquired fund fees and expenses.
[2]	The Adviser, pursuant to a contractual fee waiver agreement (the "Fee Waiver Agreement") has agreed to waive its management fees and/or assume expenses to the extent necessary to reduce the Total Annual Fund Operating Expenses (excluding 12b-1 fees) when they exceed 1.74% of the Fund's average daily net assets (the "Annualized Expense Ratio"). The Fee Waiver Agreement has been approved for the period from October 28, 2011 to October 28, 2012. In accordance with the Fee Waiver Agreement, any waivers and reimbursements made by the Adviser to the Fund are subject to recoupment by the Adviser within three (3) years following the time at which the Adviser waived fees and/or assumed expenses for the Fund under the Fee Waiver Agreement, provided that such recoupment does not cause the Total Annual Fund Operating Expenses to exceed the Annualized Expense Ratio. This Fee Waiver Agreement shall be terminated upon the termination of the Advisory Agreement or, with respect to the Fund, in the event of its merger or liquidation.

EXPENSE EXAMPLES
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example gives effect to the contractual expense reimbursement for 1 year and the first year of 3 years, 5 years and 10 years. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes a 5% return each year, with operating expenses staying the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Quaker Akros Absolute Return Fund (USD $)	Expense Example, By Year, Column [Text]	One Year	Three Years	Five Years	Ten Years
Class A, Quaker Akros Absolute Return Fund	CLASS A	741	1,140	1,564	2,739
Class C, Quaker Akros Absolute Return Fund	CLASS C	277	850	1,450	3,070
Institutional Class, Quaker Akros Absolute Return Fund	INSTITUTIONAL CLASS	177	548	944	2,052

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 136.57% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Fund employs absolute return strategies to seek positive returns regardless of market conditions. The Fund’s investment sub-adviser, Akros Capital, LLC (the “Sub-adviser”), will invest in securities, including common and preferred stock, of companies of any size, debt securities and derivatives:

• Common Stocks. The Fund may invest in common stocks of U.S. companies of any size and common stocks of American Depositary Receipts (“ADRs”) of foreign companies.

• Short Sales. The Fund may invest up to 50% of its net assets in short sales at any given time.

• Exchange-Traded Funds. Beyond pursuing its investment objective by direct investment, the Fund may also invest in shares of other investment companies that invest in the types of securities mentioned above, including shares of exchange-traded funds (“ETFs”).

• Derivative Instruments (Including Futures, Options and Swaps). The absolute return strategies employed by the Fund may include the use of derivatives. For example, the Fund may write (sell) call options on securities that it owns. This would allow the Fund to generate income on securities that the Portfolio Manager is willing to sell at higher prices. In addition, the Fund may write (sell) put options on securities that the Portfolio Manager is willing to buy at lower prices. The Fund may also buy put and call options from time to time. Similarly, futures contracts may be used to decrease (hedge) or increase market exposure, but are more often used to decrease (hedge) exposure. The Fund may invest (up to 20% of its net assets in margin requirements) in futures contracts on stock indexes, a wide variety of swap agreements, options on futures contracts and other financial instruments such as options on securities and stock index options.

• Foreign Securities. The Fund may invest up to 30% of its net assets in foreign securities, including ADRs and European Depositary Receipts (“EDRs”).

• Debt Instruments. The Fund may invest up to 100% of its net assets in debt instruments, including convertible debt.

• Below Investment Grade Debt Instruments. The Fund may invest up to 30% of its net assets in debt securities that fall below investment grade debt — commonly referred to as “junk bonds.”

• Mortgage-Backed and Asset-Backed Securities. The Fund may invest in asset-backed securities, such as automobile receivables, credit-card receivables, equipment leases, health-care receivables, home-equity loans, litigation-finance notes and student loans, as well as mortgage-backed securities and Federal Home Loan Bank securities, and other fixed-income securities of higher credit quality.

• Tactical Allocation. Because the Fund is a tactical allocation fund, the assets of the Fund will shift on a short-term basis to take advantage of perceived differences in relative values of the various asset classes. The Fund will tactically allocate capital among a diverse range of trading strategies and markets, wherever the portfolio manager perceives opportunity.

The maximum position of the Fund in stocks, either directly through stocks or indirectly through options, futures and swaps, will be limited to 125% of its net assets.

The Sub-adviser invests mainly in common stocks of U.S. and non-U.S. companies. Investments in equity securities (growth or value stocks or both) are of companies of any size. The Sub-adviser may consider, among other things, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. The Sub-adviser also uses derivatives, such as futures, options, warrants and swap contracts, for both hedging and non-hedging purposes. The Sub-adviser may also invest in fixed income securities of short- to long-term maturities that are either investment-grade or below investment-grade in quality. The Sub-adviser may also invest in other fixed income securities, such as mortgage-backed investments. When deciding whether to buy or sell fixed income instruments, the Sub-adviser may consider, among other things, credit, interest rate, and prepayment risks, as well as general market conditions. The Sub-adviser may also select other investments that do not fall within these asset classes.

The Sub-adviser determines the asset allocation mix of the portfolio by assessing the macro environment, analyzing the Fund’s risk exposure and then investing in a manner consistent with those findings.

PRINCIPAL INVESTMENT RISKS

As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

• Common Stock Risk. Risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence or instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

• Short Selling Risk. Positions in shorted securities are speculative and more risky than long positions. Such investments involve the risk of an unlimited increase in the market price of the security sold short, which could result in a theoretically unlimited loss. Short sale strategies are often categorized as a form of leveraging or speculative investment. The use of leverage may multiply small price movements in securities into large changes in value. As a result of using leverage, the Fund’s share price may be more volatile than if no leverage were used.

• Exchange-Traded Fund Risk. The cost of investing in an ETF will generally be higher than the cost of investing directly in the underlying fund shares. Shareholders will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses.

• Derivative Instruments (Including Futures, Options and Swaps) Risk. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, are not correlated with the performance of other investments which they are used to hedge, or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the price of derivatives.

• Foreign Securities Risk. Investments in foreign securities involve greater risks compared to domestic investments for the following reasons: foreign companies may not be subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies; foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards; dividends and interest on foreign securities may be subject to foreign withholding taxes; such taxes may reduce the net return to Fund shareholders; foreign securities are often denominated in a currency other than the U.S. dollar, which will subject the Fund to the risks associated with fluctuations in currency values.

• Small- and Mid-Cap Company Risk. Investing in small and medium-size companies, even indirectly, may involve greater volatility than investing in larger and more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of those companies may have limited market liquidity, and their prices may be more volatile.

• Large-Cap Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

• Interest Rate Risk. Fixed-income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value as interest rates rise. Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities.

• Debt Instruments Risk. Debt instruments are generally subject to the risk that the issuer will default on interest or principal payments.

• Below Investment Grade Debt Risk. Adverse changes in the creditworthiness of an issuer can have an adverse effect on the value of the issuer’s securities. Investments in below investment grade debt are considered to be more speculative and susceptible to credit risk than higher quality fixed income securities. Lower rated securities, including junk bonds, also involve higher risks in that they are especially subject to price fluctuations in response to changes in interest rates.

• Mortgage-Backed and Asset-Backed Securities Risk. Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the Fund would have to invest at lower interest rates. Conversely, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates.

• Portfolio Turnover Risk. Because the Fund has a very high rate of portfolio turnover, it will incur significant additional costs due to brokerage commission expenses (and dealer spreads built into the cost of securities) than those incurred by a fund with a lower portfolio turnover rate. The higher portfolio turnover rate may result in the realization for federal income tax purposes of additional net capital gains, which also may result in substantial ordinary income to shareholders and negatively affect the Fund’s after-tax performance.

• Non-Diversification Risk. The Fund is not a “diversified” fund, which means the Fund may allocate its investments to a relatively small number of issuers or to a single industry, making it more susceptible to adverse developments of a single issuer or industry. As a result, investing in the Fund is potentially more risky than investing in a diversified fund that is otherwise similar to the Fund.

• Management Risk. The Sub-adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

PAST PERFORMANCE
The bar chart below displays the annual return of the Fund over the lifetime of the Fund. The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund. Fund performance shown does not reflect Class A Shares sales charges. Performance would be lower if sales charges were included. Past performance does not guarantee or predict future results.
Annual Total Returns — Class A Shares as of December 31, 2010	[1]

Highest Performing Quarter: 8.93% in 2nd quarter of 2009 Lowest Performing Quarter: -8.79% in 4th quarter of 2008 The Fund’s cumulative year-to-date return through September 30, 2011 was -6.94%.
The table shows the risks of investing in the Fund by illustrating how the average annual returns for one-year, five-years and life-of-class for each class of the Fund before taxes compare to those of a broad-based securities market index. In addition, after-tax returns are presented for Class A Shares of the Fund. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the other classes of shares will vary from the Class A Shares after-tax returns shown. Past performance (before and after taxes) is not an indication of future results. Updated performance information for the Fund is available on the Trust’s website at www.quakerfunds.com or by calling toll-free at 800-220-8888.
Average Annual Total Returns as of December 31, 2010	[1]
Average Annual Total Returns Quaker Akros Absolute Return Fund	Column	Label	1 Year	5 Years	Lifetime	Inception Date
Return Before Taxes Class A, Quaker Akros Absolute Return Fund	Class A	Return Before Taxes	(3.54%)	1.52%	1.34%	Sep 30, 2005
Return Before Taxes Class C, Quaker Akros Absolute Return Fund	Class C	Return Before Taxes			(0.57%)	Oct 4, 2010
Return Before Taxes Institutional Class, Quaker Akros Absolute Return Fund	Institutional Class	Return Before Taxes			(0.13%)	Oct 4, 2010
Return After Taxes on Distributions Class A, Quaker Akros Absolute Return Fund	Class A	Return After Taxes on Distributions	(4.59%)	none	(0.12%)
Return After Taxes on Distributions and Sale of Fund Shares Class A, Quaker Akros Absolute Return Fund	Class A	Return After Taxes on Distributions and Sale of Fund Shares	(2.30%)	0.44%	0.32%
S&P 500 Total Return Index		S&P 500 Total Return Index	15.06%	2.29%	2.58%

Quaker Capital Opportunities Fund
Fund Summaries Quaker Capital Opportunities Fund
INVESTMENT OBJECTIVES
The Quaker Capital Opportunities Fund (the “Fund”) seeks to provide long-term growth of capital.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Quaker Funds. More information about these and other discounts is available from your financial professional and in the “Reduction or Waiver of Front-End Sales Charges” section on page 52 of the Fund’s Prospectus and in the “Shareholder Information” section on page 51 of the Trust’s Statement of Additional Information (the “SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Quaker Capital Opportunities Fund	Class A, Quaker Capital Opportunities Fund	Class C, Quaker Capital Opportunities Fund	Institutional Class, Capital Opportunities Fund
Shareholder Fees Column [Text]	Class A	Class C	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.50%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Quaker Capital Opportunities Fund	Class A, Quaker Capital Opportunities Fund	Class C, Quaker Capital Opportunities Fund	Institutional Class, Capital Opportunities Fund
Management Fees	0.93%	0.93%	0.93%
Distribution (12b-1) Fees	0.25%	1.00%	none
Other Expenses	0.63%	0.63%	0.63%
Total Annual Fund Operating Expenses	1.81%	2.56%	1.56%

EXPENSE EXAMPLES
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Quaker Capital Opportunities Fund (USD $)	Expense Example, By Year, Column [Text]	One Year	Three Years	Five Years	Ten Years
Class A, Quaker Capital Opportunities Fund	CLASS A	724	1,088	1,476	2,560
Class C, Quaker Capital Opportunities Fund	CLASS C	259	796	1,360	2,895
Institutional Class, Capital Opportunities Fund	INSTITUTIONAL CLASS	159	493	850	1,856

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account.

These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60.09% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its investment objective, the Fund’s investment Sub-adviser, ICC Capital Management, Inc. (the “Sub-adviser”), will, under normal market conditions, employ the following strategies:

• Common Stocks. The Fund invests at least 65% of its total assets in common stocks and similar securities, including preferred stocks, warrants, securities convertible into common stocks and securities purchased on a when-issued basis. The Fund invests its assets in stocks of companies without regard to market capitalizations, including small and mid-cap companies. The Fund will also invest in a limited number of securities.

• Growth Stocks. The Fund invests a large portion of its assets (in excess of 25%) in stocks of companies in the same industry sector when the Fund’s Sub-adviser believes that industry sector has an above-average prospect for achieving superior growth.

• Special Situations. The Fund invests up to 25% of its assets in “special situation” securities when the Fund’s Sub-adviser believes such investments will help the Fund. A special situation arises when, in the Sub-adviser’s opinion, the securities of a company will experience an unusual gain or loss solely by reason of a development particularly or uniquely applicable to that company. Special situations include, but are not limited to, spin-offs, corporate restructurings, liquidations, reorganizations, recapitalizations, material litigation, technological breakthroughs and new management or management policies.

• Portfolio Turnover. The Fund employs an aggressive strategy of portfolio trading to respond to changes in the marketplace; therefore the Fund will have a portfolio turnover rate that is significantly higher than other mutual funds.

• Foreign Securities. The Fund invests up to 25% of its net assets in foreign securities, including American Depositary Receipts (“ADRs”). The Fund’s Sub-adviser will generally select foreign securities on a stock-by-stock basis based on total return potential.

The Sub-adviser reinvests the Fund’s assets in different industry sectors as appropriate when it believes that an industry sector should be over-weighted. The Fund will generally invest for the long term, but may occasionally invest on a short-term basis when the Sub-adviser believes that it will benefit the Fund. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates, or by reason of economic or other developments not foreseen at the time of the investment decision. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

There are two primary reasons that the Sub-adviser decides to sell a stock: valuation and/or deteriorating fundamentals. With respect to valuation, the Sub-adviser regularly translates the current price of a security into a measure of the implied future returns on invested capital for a company. The Sub-adviser looks to reallocate assets to other, more attractive situations when valuations reach levels at or above its assessment of reasonable future returns on capital. With respect to deteriorating fundamentals, before initiating a position, the Sub-adviser sets clear objectives that it expects the company to meet or exceed. After establishing an investment thesis and setting targets for management, the Sub-adviser closely monitors progress. The Sub-adviser will likely sell a position if a company delivers results below expectations, changes management, or encounters competitive forces that change our outlook.

PRINCIPAL INVESTMENT RISKS

As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

• Common Stock Risk. Common stock risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

• Small- and Mid-Cap Stock Risk. Investing in small and medium-size companies, even indirectly, may involve greater volatility than investing in larger and more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of those companies may have limited market liquidity, and their prices may be more volatile.

• Growth Stock Risk. The Fund invests in companies that appear to be growth-oriented. If the Fund’s perceptions of a company’s potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

• Special Situations Risk. The Fund invests in “special situations.” Special situations often involve much greater risk than is found in the normal course of investing. Liquidations, reorganizations, recapitalizations, material litigation, technological breakthroughs and new management or management policies may not have the effect on a company’s price that the Fund’s Sub-adviser expects, which could negatively impact the Fund. To minimize these risks, the Fund will limit its investments to no more than 25% of the Fund’s total net assets (valued at the time of investment).

• Portfolio Turnover Risk. The Fund’s portfolio manager may engage in aggressive portfolio trading. As a result, the Fund could experience higher than average portfolio turnover. A higher rate of portfolio turnover in any year may increase brokerage commissions paid and could generate greater taxes for shareholders on realized investment gains.

• Foreign Securities Risk. Investments in foreign securities involve greater risks compared to domestic investments for the following reasons: foreign companies may not be subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies; foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards; dividends and interest on foreign securities may be subject to foreign withholding taxes and such taxes may reduce the net return to Fund shareholders; and foreign securities are often denominated in a currency other than the U.S. dollar, which will subject the Fund to the risks associated with fluctuations in currency values.

• Non-Diversification Risk. The Fund is not a “diversified” fund, which means the Fund may allocate its investments to a relatively small number of issuers or to a single industry, making it more susceptible to adverse developments of a single issuer or industry. As a result, investing in the Fund is potentially more risky than investing in a diversified fund that is otherwise similar to the Fund.

PAST PERFORMANCE
The bar chart below displays the annual return of the Fund over the lifetime of the Fund. The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund. Fund performance shown does not reflect Class A Shares sales charges. Performance would be lower if sales charges were included. Past performance does not guarantee or predict future results.
Annual Total Returns — Class A Shares as of December 31, 2010

Highest Performing Quarter: 14.19% in 4th quarter of 2003

Lowest Performing Quarter: -17.15% in 4th quarter of 2008

The Fund’s cumulative year-to-date return through September 30, 2011 was -21.05%. Prior to July 1, 2011, the Fund’s Sub-adviser was Knott Capital Management, Inc.

The table shows the risks of investing in the Fund by illustrating how the average annual returns for one-year, five-years and life-of-class for each class of the Fund before taxes compare to those of a broad-based securities market index. In addition, after-tax returns are presented for Class A Shares of the Fund. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the other classes of shares will vary from the Class A Shares after-tax returns shown. Past performance (before and after taxes) is not an indication of future results. Updated performance information for the Fund is available on the Trust’s website at www.quakerfunds.com or by calling toll-free 800-220-8888.
Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns Quaker Capital Opportunities Fund	Column	Label	1 Year	5 Years	Lifetime	Inception Date
Return Before Taxes Class A, Quaker Capital Opportunities Fund	Class A	Return Before Taxes	(3.19%)	(1.00%)	2.91%	Jan 31, 2002
Return Before Taxes Class C, Quaker Capital Opportunities Fund	Class C	Return Before Taxes	1.73%	(0.62%)	3.00%	May 2, 2002
Return Before Taxes Institutional Class, Capital Opportunities Fund	Institutional Class	Return Before Taxes	2.79%		13.67%	May 5, 2009
Return After Taxes on Distributions Class A, Quaker Capital Opportunities Fund	Class A	Return After Taxes on Distributions	(3.19%)	(1.67%)	1.97%
Return After Taxes on Distributions and Sale of Fund Shares Class A, Quaker Capital Opportunities Fund	Class A	Return After Taxes on Distributions and Sale of Fund Shares	(2.07%)	(0.79%)	2.32%
S&P 500 Total Return Index		S&P 500® Total Return Index	15.06%	2.29%	3.21%

Quaker Event Arbitrage Fund
Fund Summaries Quaker Event Arbitrage Fund
INVESTMENT OBJECTIVES
The Quaker Event Arbitrage Fund (the “Fund”) seeks to provide long-term growth of capital.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Quaker Funds. More information about these and other discounts is available from your financial professional and in the “Reduction or Waiver of Front-End Sales Charges” section on page 52 of the Fund’s Prospectus and in the “Shareholder Information” section on page 51 of the Trust’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Quaker Event Arbitrage Fund	Class A, Quaker Event Arbitrage Fund	Class C, Quaker Event Arbitrage Fund	Institutional Class, Quaker Event Arbitrage Fund
Shareholder Fees Column [Text]	Class A	Class C	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.50%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Quaker Event Arbitrage Fund		Class A, Quaker Event Arbitrage Fund	Class C, Quaker Event Arbitrage Fund	Institutional Class, Quaker Event Arbitrage Fund
Management Fees		1.30%	1.30%	1.30%
Distribution (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.71%	0.71%	0.71%
Dividends on Short Positions		0.06%	0.06%	0.06%
Total Other Expenses		0.77%	0.77%	0.77%
Total Annual Fund Operating Expenses		2.32%	3.07%	2.07%
Fee Waiver and/or Expense Reimbursement	[1]	(0.33%)	(0.33%)	(0.33%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.99%	2.74%	1.74%
[1]	The Adviser, pursuant to a contractual fee waiver agreement (the "Fee Waiver Agreement") has agreed to waive its management fees and/or assume expenses to the extent necessary to reduce the Total Annual Fund Operating Expenses (excluding 12b-1 fees) when they exceed 1.74% of the Fund's average daily net assets (the "Annualized Expense Ratio"). The Fee Waiver Agreement has been approved for the period from October 28, 2011 to October 28, 2012. In accordance with the Fee Waiver Agreement, any waivers and reimbursements made by the Adviser to the Fund are subject to recoupment by the Adviser within three (3) years following the time at which the Adviser waived fees and/or assumed expenses for the Fund under the Fee Waiver Agreement, provided that such recoupment does not cause the Total Annual Fund Operating Expenses to exceed the Annualized Expense Ratio. This Fee Waiver Agreement shall be terminated upon the termination of the Advisory Agreement or, with respect to the Fund, in the event of its merger or liquidation.

EXPENSE EXAMPLES
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example gives effect to the contractual expense reimbursement for the 1 year and the first of 3 years, 5 years and 10 years. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Quaker Event Arbitrage Fund (USD $)	Expense Example, By Year, Column [Text]	One Year	Three Years	Five Years	Ten Years
Class A, Quaker Event Arbitrage Fund	CLASS A	741	1,206	1,700	3,071
Class C, Quaker Event Arbitrage Fund	CLASS C	277	919	1,591	3,407
Institutional Class, Quaker Event Arbitrage Fund	INSTITUTIONAL CLASS	177	617	1,083	2,374

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 98.65% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

To achieve its investment objective, the Fund’s investment adviser, Quaker Funds, Inc. (the “Adviser”) invests in the securities of publicly traded companies involved in mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations, or similar events (“corporate reorganizations”). A variety of strategies can be employed to capitalize on the mispricing of corporate securities during corporate reorganizations, including transactions involving common and preferred stock, debt instruments and derivative securities. In addition, the Fund may invest in a variety of debt instruments, including U.S. Government securities and structured notes:

• Merger Arbitrage. The Fund invests in the securities of companies subject to publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations, or similar events (“corporate reorganizations”).

• Capital Structure Arbitrage. A variety of strategies can be employed to capitalize on the mispricing of corporate securities during reorganizations, including transactions involving common and preferred stock, debt instruments and derivative securities. Many companies issue different types of securities in addition to equity securities, and sometimes issue different types of equity securities. Capital structure arbitrage involves investing in two different types of securities issued by the same company if they are believed to be mispriced relative to each other. The securities typically differ in their voting rights, dividend or interest rates and rights, liquidation preference, liquidity in the financial markets, seniority or other factors. Typically, one of these securities is purchased, while the other is sold short. The profit or loss realized by the Fund will depend on the relative price performance of the two securities as well as their relative dividends rates.

• Distressed Securities Investments. The Fund invests in distressed securities, which are securities of companies that are in or believed to be near bankruptcy or whose securities are otherwise undergoing extreme financial situations that put the continuation of the issuer as a going concern at risk. Distressed securities include below investment-grade securities.

• Debt Instruments. The Fund may invest in all types of fixed-income securities including convertible debt, options and futures, as well as privately negotiated options.

• Structured Notes. The Fund may invest in structured notes. A structured note is a type of derivative security for which the amount of principal repayments and/or interest payments is based upon the movement of one or more “factors.” The impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. Structured notes may be designed to have particular quality and maturity characteristics and may vary from money market quality to below investment grade.

• Proxy Fight Investments. The Fund invests in securities of issuers that in the opinion of the Adviser may become subject to a change of control fight. There are typically proxy fights by minority investors seeking to have their representatives elected to the board of trustees, often with the intention of replacing existing management or selling the company. Profits are expected from the eventual success of the new board of trustees in increasing the company’s value. The Fund may invest with the intention of participating actively in the change of control, or staying passive. Although some of the companies the Fund targets as a “proxy fight investment” may be considered potential candidates for a merger takeover, proxy fights differ from merger arbitrage in that no concrete acquisition may have been proposed yet, and may not be proposed in the future.

• Short Sales. The Fund may invest up to 50% of its net assets in short sales at any given time.

• Tactical Allocation. Because the Fund is a tactical allocation fund, the assets of the Fund will shift on a short-term basis to take advantage of perceived differences in relative values of the various asset classes. The Fund will tactically allocate capital among a diverse range of trading strategies and markets, wherever the portfolio manager perceives opportunity.

• Foreign Securities Investments. The Fund may invest in securities of foreign issuers, securities traded principally in securities markets outside the United States, U.S. traded securities of foreign issuers and/or securities denominated in foreign currencies (together, “foreign securities”). The Fund may seek exposure to foreign securities by investing in Depositary Receipts.

• Derivative Instruments (Including Futures, Options and Swaps). The event arbitrage strategy employed by the Fund may include the use of derivatives. Derivatives may be used for hedging purposes, as a substitute for investments in the underlying securities, to increase or decrease exposure (leverage), or for the purpose of generating income. The Fund may buy call or put options to implement its principal investment strategies. The Fund may write (sell) call options on securities that it owns. This allows the Fund to generate income on securities that the Portfolio Manager believes have a low likelihood of appreciating significantly until the option expiration. Similarly, options may be written (sold) if the Portfolio Manager is willing to purchase the underlying securities at a lower price. Hedging through derivatives may be done on underlyings such as individual securities, market indices, as well as foreign currency or commodity exposure. Options and futures contracts may be used to decrease (hedge) or increase market exposure, exposure to specific securities or exposure to other factors that may influence an event.

Some of these strategies involve the use of arbitrage, which involves taking advantage of small price differences between two otherwise equivalent assets. As compared with conventional investing, the Adviser considers the Fund’s investment strategies to be less dependent on the overall direction of stock prices.

PRINCIPAL INVESTMENT RISKS

As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

• Merger Arbitrage Risk. Certain of the proposed reorganizations in which the Fund invests may be renegotiated or terminated, in which case losses may be realized.

• Capital Structure Arbitrage Risk. The perceived mispricing identified by the Fund’s Adviser may not disappear or may even increase, in which case losses may be realized.

• Distressed Securities Risk. Investment in distressed securities may be considered speculative and may present substantial risk of loss. Below investment- grade securities involve greater risks of default or downgrade and are more volatile than investment- grade securities. Additionally, below investment-grade securities involve greater risk of price declines than investment-grade securities due to actual or perceived changes in the issuer’s creditworthiness. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could adversely affect the market value of the securities.

• Debt Instruments Risk. Debt instruments are generally subject to the risk that the issuer will default on interest or principal payments. The Fund could lose money if an issuer of a fixed income security cannot meet its financial obligations or goes bankrupt. Adverse changes in the creditworthiness of an issuer can have an adverse effect on the value of the issuer’s securities.

• Interest Rate Risk. Fixed-income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities.

• Structured Note Investment Risk. Principal repayments and/or interest payments on structured notes are dependent upon one or more of the following factors: currency exchange rates, interest rates, stock and stock indices, which may adversely affect the principal repayments and/or payments. The use of multipliers or deflators may increase such risks.

• Proxy Fight Risk. A proxy fight may not be concluded successfully, or the increase in value anticipated through the change of control may not materialize, in which case losses may be realized.

• Short Selling Risk. Positions in shorted securities are speculative and more risky than long positions. Such investments involve the risk of an unlimited increase in the market price of the security sold short, which could result in a theoretically unlimited loss. Short sale strategies are often categorized as a form of leveraging or speculative investment. The use of leverage may multiply small price movements in securities into large changes in value. As a result of using leverage, the Fund’s share price may be more volatile than if no leverage were used.

• Non-Diversification Risk. The Fund is not a “diversified” fund, which means the Fund may allocate its investments to a relatively small number of issuers or to a single industry making it more susceptible to adverse developments of a single issuer or industry. As a result, investing in the Fund is potentially more risky than investing in a diversified fund that is otherwise similar to the Fund.

• Management Risk. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

• Foreign Securities Risk. Investments in foreign securities involve greater risks compared to domestic investments for available information about foreign issuers than U.S. companies; foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards; dividends and interest on foreign securities may be subject to foreign withholding taxes and such taxes may reduce the net return to Fund shareholders; and foreign securities are often denominated in a currency other than the U.S. dollar, which will subject the Fund to the risks associated with fluctuations in currency values.

• Derivative Instruments (Including Futures, Options and Swaps) Risk. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, are not correlated with the performance of other investments which they are used to hedge, or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or may suddenly become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices of derivatives. Moreover, the Fund may be exposed to counterparty risk, in particular on derivatives that are invested in the over the counter (“OTC”) market.

PAST PERFORMANCE
The bar chart below displays the annual return of the Fund over the lifetime of the Fund. The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund. Fund performance shown does not reflect Class A Shares sales charges. Performance would be lower if sales charges were included. Past performance does not guarantee or predict future results.
Annual Total Returns — Class A Shares as of December 31, 2010	[2]

Highest Performing Quarter: 14.27% in 4th quarter of 2004 Lowest Performing Quarter: -11.93% in 4th quarter of 2008 The Fund’s cumulative year-to-date return through September 30, 2011 was -9.94%.
The table shows the risks of investing in the Fund by illustrating how the average annual returns for one-year, five-years and life-of-class for each class of the Fund before taxes compare to those of a broad-based securities market index. In addition, after-tax returns are presented for Class A Shares of the Fund. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the other classes of shares will vary from the Class A Shares after-tax returns shown. Past performance (before and after taxes) is not an indication of future results. Updated performance information for the Fund is available on the Trust’s website at www.quakerfunds.com or by calling toll-free 800-220-8888.
Average Annual Total Returns as of December 31, 2010	[2]
Average Annual Total Returns Quaker Event Arbitrage Fund	Column	Label	1 Year	5 Years	Lifetime	Inception Date
Return Before Taxes Class A, Quaker Event Arbitrage Fund	Class A	Return Before Taxes	1.54%	1.40%	6.71%	Nov 21, 2003
Return Before Taxes Class C, Quaker Event Arbitrage Fund	Class C	Return Before Taxes			2.43%	Jun 7, 2010
Return Before Taxes Institutional Class, Quaker Event Arbitrage Fund	Institutional Class	Return Before Taxes			2.84%	Jun 7, 2010
Return After Taxes on Distributions Class A, Quaker Event Arbitrage Fund	Class A	Return After Taxes on Distributions	1.42%	0.57%	5.27%
Return After Taxes on Distributions and Sale of Fund Shares Class A, Quaker Event Arbitrage Fund	Class A	Return After Taxes on Distributions and Sale of Fund Shares	1.16%	0.83%	5.06%
S&P 500 Total Return Index		S&P 500 Total Return Index	15.06%	2.29%	4.86%

Quaker Global Tactical Allocation Fund
Fund Summaries Quaker Global Tactical Allocation Fund
INVESTMENT OBJECTIVES
The Quaker Global Tactical Allocation Fund (the “Fund”) seeks to provide long-term growth of capital.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Quaker Funds. More information about these and other discounts is available from your financial professional and in the “Reduction or Waiver of Front-End Sales Charges” section on page 52 of the Fund’s Prospectus and in the “Shareholder Information” section on page 51 of the Trust’s (“SAI”) Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Quaker Global Tactical Allocation Fund	Class A, Quaker Global Tactical Allocation Fund	Class C, Quaker Global Tactical Allocation Fund	Institutional Class, Global Tactical Allocation Fund
Shareholder Fees Column [Text]	Class A	Class C	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.50%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Quaker Global Tactical Allocation Fund		Class A, Quaker Global Tactical Allocation Fund	Class C, Quaker Global Tactical Allocation Fund	Institutional Class, Global Tactical Allocation Fund
Management Fees		1.25%	1.25%	1.25%
Distribution (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.89%	0.89%	0.89%
Total Annual Fund Operating Expenses	[1]	2.39%	3.14%	2.14%
[1]	The ratios of total annual fund operating expenses in this table (the "Expense Ratios") do not match the ratio of expenses to average net assets in the "Financial Highlights" section of the prospectus because the Expense Ratios reflect the operating expenses of the Fund. The ratio of expenses to average net assets in the Fund's "Financial Highlights" are not required to reflect any acquired fund fees and expenses.

EXPENSE EXAMPLES
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Quaker Global Tactical Allocation Fund (USD $)	Expense Example, By Year, Column [Text]	One Year	Three Years	Five Years	Ten Years
Class A, Quaker Global Tactical Allocation Fund	CLASS A	779	1,254	1,755	3,126
Class C, Quaker Global Tactical Allocation Fund	CLASS C	317	969	1,645	3,448
Institutional Class, Global Tactical Allocation Fund	INSTITUTIONAL CLASS	217	670	1,149	2,472

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 732.27% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

To achieve its investment objective, the Fund’s investment sub-adviser, DG Capital Management (the “Sub-adviser”), will, under normal market conditions, employ the following strategies:

• Common Stock. The Fund invests its assets in common stocks of U.S. companies and common stocks and American Depositary Receipts (“ADRs”) of foreign companies without regard to market capitalization. ADRs are receipts issued by a U.S. depository (usually a U.S. bank) that represent an ownership interest in an underlying foreign security that is held by the depository. Under normal circumstances, the Fund will invest at least 40% of its net assets in common stocks and ADRs of foreign companies.

• Growth Stock. The Fund invests its assets in equity securities of companies that the Sub-adviser believes have experienced above-average long-term growth in earnings and show a high probability for superior future growth. This focus on individual companies includes dissecting earnings by doing detailed balance sheet analysis and generating earnings models internally. The Sub-adviser looks for companies that display good cash flow prospects, have strong experienced management teams, sturdy business models and have historically grown earnings organically.

• Foreign Securities. The Fund may invest without limit in foreign securities, including ADRs and European Depositary Receipts (“EDRs”).

• Emerging Markets. The Fund may invest without limit in companies located in developing or emerging markets.

• Special Situation Securities. The Fund invests up to 20% of its total assets in “special situation” securities when the Fund’s Sub-adviser believes such investments will benefit the Fund. A special situation arises when, in the Sub-adviser’s opinion, the securities of a company will experience an unusual gain or loss solely by reason of a development particularly or uniquely applicable to that company. Such situations include, but are not limited to: spin-offs, corporate restructurings, liquidations, reorganizations, recapitalizations or mergers, material litigation, technological breakthroughs and new management or management policies. Special situation investments may include illiquid or restricted securities, such as private equity investments.

• Portfolio Turnover. The Fund employs an aggressive strategy of portfolio trading to respond to changes in the marketplace.

• Short Sales. The Fund may invest up to 25% of its assets in short sales at any given time.

• Tactical Allocation. Because the Fund is a tactical allocation fund, the assets of the Fund will shift on a short-term basis to take advantage of perceived differences in relative values of the various asset classes. The Fund will tactically allocate capital among a diverse range of trading strategies and markets, wherever the portfolio manager perceives opportunity.

PRINCIPAL INVESTMENT RISKS

As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

• Common Stock Risk. Common stock risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence or instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

• Small and Mid-Cap Stocks Risk. The Fund invests in companies with small and medium market capitalizations. Because these companies are relatively small compared to large-capitalization companies, they may be engaged in business mostly within their own geographic region and may be less well known to the investment community. Also, these companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines and fewer resources than larger companies. As a result of these factors, small and mid-capitalization stock prices have greater volatility than large company securities.

• Growth Stock Risk. The Fund invests in companies that appear to be growth-oriented companies. If the Fund’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

• Foreign Securities Risk. Investments in foreign securities involve greater risks compared to domestic investments for the following reasons: foreign companies may not be subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies; foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards; dividends and interest on foreign securities may be subject to foreign withholding taxes and such taxes may reduce the net return to Fund shareholders; and foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be subject to the risks associated with fluctuations in currency values.

Although the Fund will only invest in foreign securities of issuers that are domiciled in nations considered to have stable governments, issuers of foreign securities may still be subject to the risk of expropriation, confiscation, taxation, currency blockage, or political or social instability, any of which could negatively affect the Fund.

• Emerging Markets Risk. The Fund invests in developing countries which may experience high rates of inflation or sharply devalue their currencies against the U.S. dollar, causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in the settlement process.

• Special Situations Risk. Special situations often involve much greater risk than is found in the normal course of investing. Liquidations, reorganizations, recapitalizations, material litigation, technological breakthroughs and new management or management policies may not have the effect on a company’s price that the Sub-adviser expects, which could negatively impact the Fund.

• Portfolio Turnover Risk. The Fund’s portfolio manager may engage in aggressive portfolio trading. As a result, the Fund could experience higher than average portfolio turnover. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate greater taxes for shareholders on realized investment gains.

• Short Selling Risk. Positions in shorted securities are speculative and more risky than long positions. Such investments involve the risk of an unlimited increase in the market price of the security sold short, which could result in a theoretically unlimited loss. Short sale strategies are often categorized as a form of leveraging or speculative investment. The use of leverage may multiply small price movements in securities into large changes in value. As a result of using leverage, the Fund’s share price may be more volatile than if no leverage were used.

• Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Sub-adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

PAST PERFORMANCE
The bar chart below displays the annual return of the Fund over the lifetime of the Fund. The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund. Fund performance shown does not reflect Class A Shares sales charges. Performance would be lower if sales charges were included. Past performance does not guarantee or predict future results.
Annual Total Returns — Class A Shares as of December 31, 2010

Highest Performing Quarter: 17.50% in 3rd quarter of 2009 Lowest Performing Quarter: -32.09% in 3rd quarter of 2008 The Fund’s cumulative year-to-date return through September 30, 2011 was -12.59%.
The table shows the risks of investing in the Fund by illustrating how the average annual returns for one-year and life-of-class for each class of the Fund before taxes compare to those of a broad-based securities market index. In addition, after-tax returns are presented for Class A Shares of the Fund. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the other classes of shares will vary from the Class A Shares after-tax returns shown. Past performance (before and after taxes) is not an indication of future results. Updated performance information for the Fund is available on the Trust’s website at www.quakerfunds.com or by calling toll-free 800-220-8888.
Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns Quaker Global Tactical Allocation Fund	Column	Label	1 Year	Lifetime	Inception Date
Return Before Taxes Class A, Quaker Global Tactical Allocation Fund	Class A	Return Before Taxes	9.13%	(12.94%)	May 1, 2008
Return Before Taxes Class C, Quaker Global Tactical Allocation Fund	Class C	Return Before Taxes	14.56%	(11.77%)	May 1, 2008
Return Before Taxes Institutional Class, Global Tactical Allocation Fund	Institutional Class	Return Before Taxes	15.74%	(7.30%)	Jul 23, 2008
Return After Taxes on Distributions Class A, Quaker Global Tactical Allocation Fund	Class A	Return After Taxes on Distributions	9.13%	(12.94%)
Return After Taxes on Distributions and Sale of Fund Shares Class A, Quaker Global Tactical Allocation Fund	Class A	Return After Taxes on Distributions and Sale of Fund Shares	5.93%	(10.80%)
MSCI World Index		MSCI World Index	11.76%	(4.05%)

Quaker Mid-Cap Value Fund
Fund Summaries Quaker Mid-Cap Value Fund
INVESTMENT OBJECTIVES
The Quaker Mid-Cap Value Fund (the “Fund”) seeks to provide long-term growth of capital.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Quaker Funds. More information about these and other discounts is available from your financial professional and in the “Reduction or Waiver of Front-End Sales Charges” section on page 52 of the Fund’s Prospectus and in the “Shareholder Information” section on page 51 of the Trust’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Quaker Mid-Cap Value Fund	Class A, Quaker Mid Cap Value Fund	Class C, Quaker Mid Cap Value Fund	Institutional Class, Quaker Mid Cap Value Fund
Shareholder Fees Column [Text]	Class A	Class C	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.50%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Quaker Mid-Cap Value Fund	Class A, Quaker Mid Cap Value Fund	Class C, Quaker Mid Cap Value Fund	Institutional Class, Quaker Mid Cap Value Fund
Management Fees	1.05%	1.05%	1.05%
Distribution (12b-1) Fees	0.25%	1.00%	none
Other Expenses	0.83%	0.83%	0.83%
Total Annual Fund Operating Expenses	2.13%	2.88%	1.88%

EXPENSE EXAMPLES
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Quaker Mid-Cap Value Fund (USD $)	Expense Example, By Year, Column [Text]	One Year	Three Years	Five Years	Ten Years
Class A, Quaker Mid Cap Value Fund	CLASS A	754	1,180	1,631	2,877
Class C, Quaker Mid Cap Value Fund	CLASS C	291	892	1,518	3,204
Institutional Class, Quaker Mid Cap Value Fund	INSTITUTIONAL CLASS	191	591	1,016	2,201

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account.

These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27.10% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its investment objective, the Fund’s investment Sub-adviser, Kennedy Capital Management, Inc. (the “Sub-adviser”), will, under normal market conditions, employ the following strategies:

• Mid-Cap Stocks. The Fund invests at least 80% of its total assets in common stocks or securities convertible into common stocks of companies with market capitalizations similar to the market capitalizations of the companies included in the Russell MidCap® Value Index. The market capitalization of companies in the Russell MidCap® Value Index ranged from approximately  $607 million to  $16.683 billion as of September 30, 2011.

• Value Securities. The Fund invests in stocks of companies that exhibit attractive fundamental valuation measures such as price-to-earnings or price-to-book ratios. The Fund invests in stocks that are typically considered out of favor by the market as a result of decelerating revenue growth, declining profit margins and increasing competition.

In selecting individual securities for the Fund’s portfolio, the Sub-adviser believes that there are three factors that influence equity returns, namely: quality, value and business prospects of the issuer. In order to choose the securities in which the Fund invests, the Sub-adviser analyzes approximately 1,800 U.S. issuers of common stock. The Sub-adviser then identifies and selects securities of companies with a market capitalization of between  $1 billion to  $18 billion that it believes to be undervalued relative to comparable alternate investments, and which demonstrate strong sales and earnings momentum, high profitability and rising earnings expectations. Furthermore, the Sub-adviser seeks to identify companies that exhibit some or all of the following criteria:

• strong balance sheets and high credit quality;

• low price-to-earnings, price-to-sales, price-to-value ratios;

• demonstrated consistent earnings growth in the past and are likely to achieve consistent earnings growth in the future;

• high profit margins and the business strategies to protect and maintain such margins;

• high historical return on investment; and

• ability to increase earnings through new products or sensible acquisitions.

Through these selection criteria, the Sub-adviser identifies securities which it believes to be undervalued, and that have shown consistent earnings with a potential for further growth.

PRINCIPAL INVESTMENT RISKS

As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

• Common Stock Risk. Common stock risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

• Mid-Cap Stock Risk. The Fund invests in companies with medium market capitalizations. Because these companies are relatively small compared to large-capitalization companies, they may be engaged in business mostly within their own geographic region and may be less well known to the investment community. Also, these companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines and fewer resources than larger companies. As a result of these factors, mid-capitalization stock prices have greater volatility than large company securities.

• Value Securities Risk. The Fund invests in companies that appear to be “undervalued” in the marketplace (i.e., trading at prices below the company’s true worth). If the Fund’s perceptions of value are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

PAST PERFORMANCE
The bar chart below displays the annual return of the Fund over the past ten-years. The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund. Fund performance shown does not reflect Class A Shares sales charges. Performance would be lower if sales charges were included. Past performance does not guarantee or predict future results.
Annual Total Returns — Class A Shares as of December 31, 2010

Highest Performing Quarter: 24.71% in 4th quarter of 2001 Lowest Performing Quarter: -27.80% in 3rd quarter of 2002 The Fund’s cumulative year-to-date return through September 30, 2011 was -14.78%.
The table shows the risks of investing in the Fund by illustrating how the average annual returns for one-year, five-years and ten-years for each class of the Fund before taxes compare to those of a broad-based securities market index. In addition, after-tax returns are presented for Class A Shares of the Fund. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the other classes of shares will vary from the Class A Shares after-tax returns shown. Past performance (before and after taxes) is not an indication of future results. Updated performance information for the Fund is available on the Trust’s website at www.quakerfunds.com or by calling toll-free 800-220-8888.
Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns Quaker Mid-Cap Value Fund	Column	Label	1 Year	5 Years	10 Years	Inception Date
Return Before Taxes Class A, Quaker Mid Cap Value Fund	Class A	Return Before Taxes	19.23%	(0.30%)	5.92%	Dec 31, 1997
Return Before Taxes Class C, Quaker Mid Cap Value Fund	Class C	Return Before Taxes	25.37%	0.11%	6.88%	Jul 31, 2000
Return Before Taxes Institutional Class, Quaker Mid Cap Value Fund	Institutional Class	Return Before Taxes	26.60%	1.09%	8.21%	Nov 21, 2000
Return After Taxes on Distributions Class A, Quaker Mid Cap Value Fund	Class A	Return After Taxes on Distributions	19.23%	(0.56%)	5.21%
Return After Taxes on Distributions and Sale of Fund Shares Class A, Quaker Mid Cap Value Fund	Class A	Return After Taxes on Distributions and Sale of Fund Shares	12.50%	(0.33%)	4.92%
Russell Mid Cap Value Index		Russell MidCap® Value Index	24.75%	4.08%	7.99%

Quaker Small-Cap Growth Tactical Allocation Fund
Fund Summaries Quaker Small-Cap Growth Tactical Allocation Fund
INVESTMENT OBJECTIVES
The Quaker Small-Cap Growth Tactical Allocation Fund (the “Fund”) seeks to provide long-term growth of capital.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Quaker Funds. More information about these and other discounts is available from your financial professional and in the “Reduction or Waiver of Front-End Sales Charges” section on page 52 of the Fund’s Prospectus and in the “Shareholder Information” section on page 51 of the Trust’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Quaker Small-Cap Growth Tactical Allocation Fund	Class A, Quaker Small-Cap Growth Tactical Allocation Fund	Class C, Quaker Small-Cap Growth Tactical Allocation Fund	Institutional Class, Quaker Small-Cap Growth Tactical Allocation Fund
Shareholder Fees Column [Text]	Class A	Class C	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.50%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Quaker Small-Cap Growth Tactical Allocation Fund		Class A, Quaker Small-Cap Growth Tactical Allocation Fund	Class C, Quaker Small-Cap Growth Tactical Allocation Fund	Institutional Class, Quaker Small-Cap Growth Tactical Allocation Fund
Management Fees		1.00%	1.00%	1.00%
Distribution (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.77%	0.77%	0.77%
Acquired Fund Fees		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	2.03%	2.78%	1.78%
[1]	The ratios of total annual fund operating expenses in this table (the "Expense Ratios") do not match the ratio of expenses to average net assets in the "Financial Highlights" section of the prospectus because the Expense Ratios reflect the operating expenses of the Fund and any acquired fund fees and expenses. The ratio of expenses to average net assets in the Fund's "Financial Highlights" are not required to reflect any acquired fund fees and expenses.

EXPENSE EXAMPLES
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Quaker Small-Cap Growth Tactical Allocation Fund (USD $)	Expense Example, By Year, Column [Text]	One Year	Three Years	Five Years	Ten Years
Class A, Quaker Small-Cap Growth Tactical Allocation Fund	CLASS A	745	1,152	1,583	2,779
Class C, Quaker Small-Cap Growth Tactical Allocation Fund	CLASS C	281	862	1,469	3,109
Institutional Class, Quaker Small-Cap Growth Tactical Allocation Fund	INSTITUTIONAL CLASS	181	560	964	2,095

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 879.32% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

To achieve its investment objective, the Fund’s investment sub-adviser, Van Den Berg Management I, Inc., dba Century Management (the “Sub-adviser”), will, under normal market conditions, employ the following strategies:

• Common Stocks. The Fund invests at least 80% of the its total assets in common stocks, American Depositary Receipts (“ADRs”) and foreign securities traded on U.S. stock exchanges, with market capitalizations within the range of companies included in the Russell 2000® Growth Index.

• Growth Stocks. The Fund invests in securities that include a broadly diversified number of equity securities, including U.S. securities and foreign securities traded on U.S. stock exchanges, which the Fund’s Sub-adviser believes show a high probability of superior prospects for above average growth. These securities will have market capitalizations within the range of companies included in the Russell 2000® Growth Index. The market capitalization of companies in the Russell 2000® Growth Index ranged from approximately  $1.320 million to  $3.286 billion as of September 30, 2011.

• Foreign Securities. The Fund may invest in foreign securities traded on U.S. stock exchanges and ADRs.

• Exchange-Traded Funds. Beyond pursuing its investment objective by direct investment, the Fund may also invest in shares of other investment companies that invest in the types of securities mentioned above, including shares of exchange-traded funds (“ETFs”).

• Short Sales. The Fund may invest up to 25% of its assets in short sales at any given time.

• Tactical Allocation. Because the Fund is a tactical allocation fund, the assets of the Fund will shift on a short-term basis to take advantage of perceived differences in relative values of the various asset classes. The Fund will tactically allocate capital among a diverse range of trading strategies and markets, wherever the portfolio manager perceives opportunity.

In selecting individual securities for the Fund’s portfolio, the Sub-adviser uses a “bottom-up” approach of extensively analyzing the financial, management and overall economic conditions of each potential investment, in particular, under this “bottom-up” approach, the Sub-adviser analyzes various factors such as capitalization illiquidity ratios (e.g., sales growth, earnings per share and internal profitability), momentum ratios (e.g., price, sales, earnings per share and cash flow), valuation ratios (e.g., price to sales and price to earnings) and volatility ratios.

PRINCIPAL INVESTMENT RISKS

As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

• Common Stock Risk. Common stock risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

• Growth Stock Risk. The Fund invests in companies that appear to be growth-oriented companies. If the Fund’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

• Small-Cap Stock Risk. The Fund invests in companies with small market capitalizations (generally less than  $3.3 billion). Because these companies are relatively small compared to large-capitalization companies, they may be engaged in business mostly within their own geographic region, may be less well known to the investment community and may have more volatile share prices. Also, small companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines and fewer resources than larger companies. As a result, their stock prices have greater volatility than large company securities.

• Foreign Securities Risk. Investments in foreign securities involve greater risks compared to domestic investments for the following reasons: foreign companies may not be subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies; foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards; dividends and interest on foreign securities may be subject to foreign withholding taxes; such taxes may reduce the net return to Fund shareholders; foreign securities are often denominated in a currency other than the U.S. dollar; accordingly, the Fund will be subject to the risks associated with fluctuations in currency values; although the Fund will only invest in foreign securities of issuers that are domiciled in nations considered to have stable and friendly governments, issuers of foreign securities may still be subject to the risk of expropriation, confiscation, taxation, currency blockage, or political or social instability any of which could negatively affect the Fund.

• Exchange-Traded Fund Risk. The cost of investing in an ETF will generally be higher than the cost of investing directly in the underlying fund shares. Shareholders will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses.

• Short Selling Risk. Positions in shorted securities are speculative and more risky than long positions. Such investments involve the risk of an unlimited increase in the market price of the security sold short, which could result in a theoretically unlimited loss. Short sale strategies are often categorized as a form of leveraging or speculative investment. The use of leverage may multiply small price movements in securities into large changes in value. As a result of using leverage, the Fund’s share price may be more volatile than if no leverage were used.

• Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Sub-adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

PAST PERFORMANCE
The bar chart below displays the annual return of the Fund over the lifetime of the Fund. The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund. Fund performance shown does not reflect Class A Shares sales charges. Performance would be lower if sales charges were included. Past performance does not guarantee or predict future results.
Annual Total Returns — Class A Shares as of December 31, 2010

Highest Performing Quarter: 18.01% in 2nd quarter of 2009 Lowest Performing Quarter: -9.33% in 1st quarter of 2009 The Fund’s cumulative year-to-date return through September 30, 2011 was -9.67%.
The table shows the risks of investing in the Fund by illustrating how the average annual returns for one-year and life-of-class for each class of the Fund before taxes compare to those of a broad-based securities market index. In addition, after-tax returns are presented for Class A Shares of the Fund. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the other classes of shares will vary from the Class A Shares after-tax returns shown. Past performance (before and after taxes) is not an indication of future results. Updated performance information for the Fund is available on the Trust’s website at www.quakerfunds.com or by calling toll-free 800-220-8888.
Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns Quaker Small-Cap Growth Tactical Allocation Fund	Column	Label	1 Year	Lifetime	Inception Date
Return Before Taxes Class A, Quaker Small-Cap Growth Tactical Allocation Fund	Class A	Return Before Taxes	(3.99%)	3.25%	Sep 30, 2008
Return Before Taxes Class C, Quaker Small-Cap Growth Tactical Allocation Fund	Class C	Return Before Taxes	0.78%	5.12%	Sep 30, 2008
Return Before Taxes Institutional Class, Quaker Small-Cap Growth Tactical Allocation Fund	Institutional Class	Return Before Taxes	1.79%	6.22%	Sep 30, 2008
Return After Taxes on Distributions Class A, Quaker Small-Cap Growth Tactical Allocation Fund	Class A	Return After Taxes on Distributions	(4.78%)	0.73%
Return After Taxes on Distributions and Sale of Fund Shares Class A, Quaker Small-Cap Growth Tactical Allocation Fund	Class A	Return After Taxes on Distributions and Sale of Fund Shares	(2.59%)	1.32%
Russell 2000 Growth Index		Russell 2000® Growth Index	29.09%	10.78%

Quaker Small-Cap Value Fund
Fund Summaries Quaker Small-Cap Value Fund
INVESTMENT OBJECTIVES
The Quaker Small-Cap Value Fund (the “Fund”) seeks to provide long-term growth of capital.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Quaker Funds. More information about these and other discounts is available from your financial professional and in the “Reduction or Waiver of Front-End Sales Charges” section on page 52 of the Fund’s Prospectus and in the “Shareholder Information” section on page 51 of the Trust’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Quaker Small-Cap Value Fund	Class A, Quaker Small Cap Value Fund	Class C, Quaker Small Cap Value Fund	Institutional Class, Quaker Small Cap Value Fund
Shareholder Fees Column [Text]	Class A	Class C	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.50%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Quaker Small-Cap Value Fund		Class A, Quaker Small Cap Value Fund	Class C, Quaker Small Cap Value Fund	Institutional Class, Quaker Small Cap Value Fund
Management Fees	[1]	1.00%	1.00%	1.00%
Distribution (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.73%	0.73%	0.73%
Total Annual Fund Operating Expenses		1.98%	2.73%	1.73%
[1]	The Adviser has voluntarily agreed to waive its advisory fees to the extent that the total operating expenses of the Fund (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed the annual rate of 2.60% for Class A Shares, 3.35% for C Shares, and 2.35% for Institutional Class Shares, of the average net assets of each class, respectively. The Adviser currently has no intention to terminate this arrangement, although it may do so at any time in its sole discretion.

EXPENSE EXAMPLES
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Quaker Small-Cap Value Fund (USD $)	Expense Example, By Year, Column [Text]	One Year	Three Years	Five Years	Ten Years
Class A, Quaker Small Cap Value Fund	CLASS A	740	1,137	1,559	2,729
Class C, Quaker Small Cap Value Fund	CLASS C	276	847	1,445	3,061
Institutional Class, Quaker Small Cap Value Fund	INSTITUTIONAL CLASS	176	545	939	2,041

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 130.60% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

To achieve its investment objective, the Fund’s investment Sub-adviser, ARONSON JOHNSON ORTIZ, LP (the “Sub-adviser”), will, under normal market conditions, employ the following strategies:

• Small-Cap Stocks. The Fund invests at least 80% of its total assets in U.S. common stocks of companies with market capitalizations similar to the market capitalizations of companies included in the Russell 2000® Index and Russell 2500® Index, with an ultimate selection of 150 plus stocks. The market capitalization of companies in the Russell 2000® Index ranged from approximately  $10.015 million to  $3.286 billion as of September 30, 2011. The market capitalization of companies in the Russell 2500® Index ranged from approximately  $10.015 million to  $6.467 billion as of September 30, 2011.

• Value Securities. The Fund invests in companies considered by the Fund’s Sub-adviser to have consistent earnings and above-average core assets, selling at relatively low market valuations, with attractive growth and momentum characteristics.

In selecting stocks for the portfolio, the Fund’s Sub-adviser focuses on asset-rich companies, selling at relatively low multiples of earnings, with proven and confident management, and earnings growth and price momentum. The Fund will normally remain fully invested in these securities at all times, subject to a minimum cash balance maintained for operational purposes.

The Fund’s Sub-adviser screens a broad universe of U.S. securities to identify a subset of issuers with ample trading volume, at least three years of operating history, and market capitalizations similar to the companies in the Russell 2000® (the “benchmark”) and Russell 2500® indices. The resulting stocks are divided into 34 industries. Within each industry, the Sub-adviser identifies the most attractive stocks by considering a number of balance sheet and income statement criteria, as well as the effectiveness and outlook of management and measures of momentum. The Sub-adviser then creates a portfolio that is sector-neutral to the benchmark. The chosen securities attempt to maximize return but are well-diversified in terms of industry, fundamental characteristics, and other statistical measures of risk as compared to the blended characteristics of the Russell 2000® and the Russell 2500® indices.

PRINCIPAL INVESTMENT RISKS

As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

• Common Stock Risk. Common stock risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

• Small-Cap Stock Risk. The Fund invests in companies with small market capitalizations (as described above). Because these companies are relatively small compared to large-capitalization companies, they may be engaged in business mostly within their own geographic region, may be less well known to the investment community, and may have more volatile share prices. Also, small companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines and fewer resources than larger companies. As a result, small-capitalization stock prices have greater volatility than large company securities.

• Value Securities Risk. The Fund invests in companies that appear to be “undervalued” in the marketplace (i.e., trading at prices below the company’s true worth). If the Fund’s perceptions of value are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

PAST PERFORMANCE
The bar chart below displays the annual return of the Fund over the past ten-years. The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund. Fund performance shown does not reflect Class A Shares sales charges. Performance would be lower if sales charges were included. Past performance does not guarantee or predict future results.
Annual Total Returns — Class A Shares as of December 31, 2010

Highest Performing Quarter: 23.97% in 2nd quarter of 2003 Lowest Performing Quarter: -23.99% in 4th quarter of 2008 The Fund’s cumulative year-to-date return through September 30, 2011 was -13.90%.
The table shows the risks of investing in the Fund by illustrating how the average annual returns for one-year, five-years and ten-years for each class of the Fund before taxes compare to those of a broad-based securities market index. In addition, after-tax returns are presented for Class A Shares of the Fund. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the other classes of shares will vary from the Class A Shares after-tax returns shown. Past performance (before and after taxes) is not an indication of future results. Updated performance information for the Fund is available on the Trust’s website at www.quakerfunds.com or by calling toll-free 800-220-8888.
Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns Quaker Small-Cap Value Fund	Column	Label	1 Year	5 Years	10 Years	Inception Date
Return Before Taxes Class A, Quaker Small Cap Value Fund	Class A	Return Before Taxes	18.40%	1.29%	9.25%	Nov 25, 1996
Return Before Taxes Class C, Quaker Small Cap Value Fund	Class C	Return Before Taxes	24.32%	1.68%	8.09%	Jul 28, 2000
Return Before Taxes Institutional Class, Quaker Small Cap Value Fund	Institutional Class	Return Before Taxes	25.57%	2.70%	8.10%	Sep 12, 2000
Return After Taxes on Distributions Class A, Quaker Small Cap Value Fund	Class A	Return After Taxes on Distributions	18.40%	none	7.57%
Return After Taxes on Distributions and Sale of Fund Shares Class A, Quaker Small Cap Value Fund	Class A	Return After Taxes on Distributions and Sale of Fund Shares	11.96%	0.68%	7.43%
Russell 2000 Index		Russell 2000® Index	26.85%	4.47%	7.22%

Quaker Strategic Growth Fund
Fund Summaries Quaker Strategic Growth Fund
INVESTMENT OBJECTIVES
The Quaker Strategic Growth Fund (the “Fund”) seeks to provide long-term growth of capital.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Quaker Funds. More information about these and other discounts is available from your financial professional and in the “Reduction or Waiver of Front-End Sales Charges” section on page 52 of the Fund’s Prospectus and in the “Shareholder Information” section on page 51 of the Trust’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Quaker Strategic Growth Fund	Class A, Quaker Strategic Growth Fund	Class C, Quaker Strategic Growth Fund	Institutional Class, Quaker Strategic Growth Fund
Shareholder Fees Column [Text]	Class A	Class C	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.50%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Quaker Strategic Growth Fund	Class A, Quaker Strategic Growth Fund	Class C, Quaker Strategic Growth Fund	Institutional Class, Quaker Strategic Growth Fund
Management Fees	1.30%	1.30%	1.30%
Distribution (12b-1) Fees	0.25%	1.00%	none
Other Expenses	0.66%	0.66%	0.66%
Total Annual Fund Operating Expenses	2.21%	2.96%	1.96%

EXPENSE EXAMPLES
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Quaker Strategic Growth Fund (USD $)	Expense Example, By Year, Column [Text]	One Year	Three Years	Five Years	Ten Years
Class A, Quaker Strategic Growth Fund	CLASS A	762	1,203	1,670	2,954
Class C, Quaker Strategic Growth Fund	CLASS C	299	915	1,557	3,280
Institutional Class, Quaker Strategic Growth Fund	INSTITUTIONAL CLASS	199	615	1,057	2,285

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 136.18% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

To achieve its investment objective, the Fund’s investment sub-adviser, DG Capital Management (the “Sub-adviser”), will, under normal market conditions, employ the following strategies:

• Common Stocks. The Fund invests at least 65% of its total assets in U.S. common stocks of companies without regard to market capitalization.

• Growth Stocks. The Fund invests its assets in equity securities of companies which the Fund’s Sub-adviser believes show a high probability for superior growth.

• Special Situations. The Fund invests up to 25% of its total assets in “special situation” securities when the Fund’s Sub-adviser believes such investments will benefit the Fund. A special situation arises when, in the sub-adviser’s opinion, the securities of a company will experience an unusual gain or loss solely by reason of a development particularly or uniquely applicable to that company. Such situations include, but are not limited to: spin-offs, corporate restructurings, liquidations, reorganizations, recapitalizations or mergers, material litigation, technological breakthroughs and new management or management policies. Special situation investments may include illiquid or restricted securities, such as private equity investments.

• Foreign Securities. The Fund may invest up to 25% of its net assets in foreign securities, including American Depositary Receipts (“ADRs”).

• Large- and Mid-Cap Securities. The Fund seeks to achieve a balance between investments in “special situation” investments and investments in large- to mid-capitalization equities (in excess of  $3 billion in market capitalization) with high or accelerating profitability.

• Short Sales. The Fund may invest up to 25% of its assets in short sales.

• Portfolio Turnover. The Fund employs an aggressive strategy of portfolio trading to respond to changes in the marketplace.

• Tactical Allocation. Because the Fund is a tactical allocation fund, the assets of the Fund will shift on a short-term basis to take advantage of perceived differences in relative values of the various asset classes. The Fund will tactically allocate capital among a diverse range of trading strategies and markets, wherever the portfolio manager perceives opportunity.

PRINCIPAL INVESTMENT RISKS

As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

• Common Stock Risk. Common stock risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

• Growth Risk. The Fund invests in companies that appear to be growth-oriented companies. If the Fund’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

• Special Situation Risk. Special situations often involve much greater risk than is found in the normal course of investing. Liquidations, reorganizations, recapitalizations, material litigation, technological breakthroughs and new management or management policies may not have the effect on a company’s price that the Fund’s sub-adviser expects, which could negatively impact the Fund.

• Foreign Securities Risk. Investments in foreign securities involve greater risks compared to domestic investments for the following reasons: foreign companies may not be subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies; foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards; dividends and interest on foreign securities may be subject to foreign withholding taxes; such taxes may reduce the net return to Fund shareholders; foreign securities are often denominated in a currency other than the U.S. dollar, which will subject the Fund to the risks associated with fluctuations in currency values.

• Mid-Cap Stock Risk. Because mid-cap companies are relatively small compared to large-capitalization companies, they may be engaged in business mostly within their own geographic region and may be less well known to the investment community. Also, these companies may have less liquidity, less management depth, narrower market penetrations, less diverse product lines and fewer resources than larger companies. As a result of these factors, mid-cap stock prices may have greater volatility than large company securities.

• Short Selling Risk. Positions in shorted securities are speculative and more risky than long positions. Such investments involve the risk of an unlimited increase in the market price of the security sold short, which could result in a theoretically unlimited loss. Short sale strategies are often categorized as a form of leveraging or speculative investment. The use of leverage may multiply small price movements in securities into large changes in value. As a result of using leverage, the Fund’s share price may be more volatile than if no leverage were used.

• Portfolio Turnover Risk. The Fund’s portfolio manager may engage in aggressive portfolio trading. As a result, the Fund could experience higher than average portfolio turnover, resulting in the realization of gains and losses which could have negative tax consequences to Fund shareholders.

• Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Sub-adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

PAST PERFORMANCE
The bar chart below displays the annual return of the Fund over the past ten-years. The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund. Fund performance shown does not reflect Class A Shares sales charges. Performance would be lower if sales charges were included. Past performance does not guarantee or predict future results.
Annual Total Returns — Class A Shares as of December 31, 2010

Highest Performing Quarter: 17.48% in 2nd quarter of 2003 Lowest Performing Quarter: -30.69% in 3rd quarter of 2008 The Fund’s cumulative year-to-date return through September 30, 2011 was -15.03%.
The table shows the risks of investing in the Fund by illustrating how the average annual returns for one-year, five-years and ten-years for each class of the Fund before taxes compare to those of a broad-based securities market index. In addition, after-tax returns are presented for Class A Shares of the Fund. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the other classes of shares will vary from the Class A Shares after-tax returns shown. Past performance (before and after taxes) is not an indication of future results. Updated performance information for the Fund is available on the Trust’s website at www.quakerfunds.com or by calling toll-free 800-220-8888.
Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns Quaker Strategic Growth Fund	Column	Label	1 Year	5 Years	10 Years	Inception Date
Return Before Taxes Class A, Quaker Strategic Growth Fund	Class A	Return Before Taxes	7.28%	(1.24%)	2.28%	Nov 25, 1996
Return Before Taxes Class C, Quaker Strategic Growth Fund	Class C	Return Before Taxes	12.67%	(0.86%)	2.09%	Jul 11, 2000
Return Before Taxes Institutional Class, Quaker Strategic Growth Fund	Institutional Class	Return Before Taxes	13.77%	0.13%	3.11%	Jul 20, 2000
Return After Taxes on Distributions Class A, Quaker Strategic Growth Fund	Class A	Return After Taxes on Distributions	7.28%	(2.85%)	1.17%
Return After Taxes on Distributions and Sale of Fund Shares Class A, Quaker Strategic Growth Fund	Class A	Return After Taxes on Distributions and Sale of Fund Shares	4.73%	(1.63%)	1.53%
S&P 500 Total Return Index		S&P 500® Total Return Index	15.06%	2.29%	1.41%

[1]	Performance information prior to October 4, 2010 represents that of the Akros Absolute Return Fund (the "Akros Fund") a series of the Trust for Professional Managers. On October 4, 2010, the Akros Fund was reorganized into the Fund (the "Reorganization"). Prior to the Reorganization, the Fund had no assets or liabilities. The Fund has investment objectives, strategies and policies substantially similar to those of the Akros Fund, which was advised by the Fund's sub-adviser, Akros Capital, LLC.
[2]	Performance information prior to June 7, 2010 represents that of the Pennsylvania Avenue Event-Driven Fund (the "Pennsylvania Avenue Fund") a series of the Pennsylvania Avenue Funds. On June 7, 2010, the Pennsylvania Avenue Fund was reorganized into the Fund (the "Reorganization"). Prior to the Reorganization, the Fund had no assets or liabilities. The Fund has investment objectives, strategies and policies substantially similar to those of the Pennsylvania Avenue Fund, which was managed by the Fund's Portfolio Manager, Thomas Kirchner.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2011
Registrant Name	dei_EntityRegistrantName	QUAKER INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000870355
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 28, 2011
Prospectus Date	rr_ProspectusDate	Oct 28, 2011
Quaker Akros Absolute Return Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries Quaker Akros Absolute Return Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Quaker Akros Absolute Return Fund (the “Fund”) seeks to provide long-term capital appreciation and income, while seeking to protect principal during unfavorable market conditions.
FUND FEES AND EXPENSES	qit870355_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Quaker Funds. More information about these and other discounts is available from your financial professional and in the “Reduction or Waiver of Front-End Sales Charges” section on page 52 of the Fund’s Prospectus and the “Shareholder Information” section on page 51 of the Trust’s Statement of Additional Information (the “SAI”).
Expense Breakpoint Discounts	qit870355_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Quaker Funds. More information about these and other discounts is available from your financial professional and in the “Reduction or Waiver of Front-End Sales Charges” section on page 52 of the Fund’s Prospectus and the “Shareholder Information” section on page 51 of the Trust’s Statement of Additional Information (the “SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The ratios of total annual fund operating expenses in this table (the “Expense Ratios”) do not match the ratio of expenses to average net assets in the “Financial Highlights” section of the prospectus because the Expense Ratios reflect the operating expenses of the Fund. The ratio of expenses to average net assets in the Fund’s “Financial Highlights” are not required to reflect any acquired fund fees and expenses.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 28, 2011 to October 28, 2012
EXPENSE EXAMPLES	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example gives effect to the contractual expense reimbursement for 1 year and the first year of 3 years, 5 years and 10 years. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes a 5% return each year, with operating expenses staying the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
PORTFOLIO TURNOVER	qit870355_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 136.57% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	136.57%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs absolute return strategies to seek positive returns regardless of market conditions. The Fund’s investment sub-adviser, Akros Capital, LLC (the “Sub-adviser”), will invest in securities, including common and preferred stock, of companies of any size, debt securities and derivatives:

• Common Stocks. The Fund may invest in common stocks of U.S. companies of any size and common stocks of American Depositary Receipts (“ADRs”) of foreign companies.

• Short Sales. The Fund may invest up to 50% of its net assets in short sales at any given time.

• Exchange-Traded Funds. Beyond pursuing its investment objective by direct investment, the Fund may also invest in shares of other investment companies that invest in the types of securities mentioned above, including shares of exchange-traded funds (“ETFs”).

• Derivative Instruments (Including Futures, Options and Swaps). The absolute return strategies employed by the Fund may include the use of derivatives. For example, the Fund may write (sell) call options on securities that it owns. This would allow the Fund to generate income on securities that the Portfolio Manager is willing to sell at higher prices. In addition, the Fund may write (sell) put options on securities that the Portfolio Manager is willing to buy at lower prices. The Fund may also buy put and call options from time to time. Similarly, futures contracts may be used to decrease (hedge) or increase market exposure, but are more often used to decrease (hedge) exposure. The Fund may invest (up to 20% of its net assets in margin requirements) in futures contracts on stock indexes, a wide variety of swap agreements, options on futures contracts and other financial instruments such as options on securities and stock index options.

• Foreign Securities. The Fund may invest up to 30% of its net assets in foreign securities, including ADRs and European Depositary Receipts (“EDRs”).

• Debt Instruments. The Fund may invest up to 100% of its net assets in debt instruments, including convertible debt.

• Below Investment Grade Debt Instruments. The Fund may invest up to 30% of its net assets in debt securities that fall below investment grade debt — commonly referred to as “junk bonds.”

• Mortgage-Backed and Asset-Backed Securities. The Fund may invest in asset-backed securities, such as automobile receivables, credit-card receivables, equipment leases, health-care receivables, home-equity loans, litigation-finance notes and student loans, as well as mortgage-backed securities and Federal Home Loan Bank securities, and other fixed-income securities of higher credit quality.

• Tactical Allocation. Because the Fund is a tactical allocation fund, the assets of the Fund will shift on a short-term basis to take advantage of perceived differences in relative values of the various asset classes. The Fund will tactically allocate capital among a diverse range of trading strategies and markets, wherever the portfolio manager perceives opportunity.

The maximum position of the Fund in stocks, either directly through stocks or indirectly through options, futures and swaps, will be limited to 125% of its net assets.

The Sub-adviser invests mainly in common stocks of U.S. and non-U.S. companies. Investments in equity securities (growth or value stocks or both) are of companies of any size. The Sub-adviser may consider, among other things, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. The Sub-adviser also uses derivatives, such as futures, options, warrants and swap contracts, for both hedging and non-hedging purposes. The Sub-adviser may also invest in fixed income securities of short- to long-term maturities that are either investment-grade or below investment-grade in quality. The Sub-adviser may also invest in other fixed income securities, such as mortgage-backed investments. When deciding whether to buy or sell fixed income instruments, the Sub-adviser may consider, among other things, credit, interest rate, and prepayment risks, as well as general market conditions. The Sub-adviser may also select other investments that do not fall within these asset classes.

The Sub-adviser determines the asset allocation mix of the portfolio by assessing the macro environment, analyzing the Fund’s risk exposure and then investing in a manner consistent with those findings.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund employs absolute return strategies to seek positive returns regardless of market conditions. The Fund’s investment sub-adviser, Akros Capital, LLC (the “Sub-adviser”), will invest in securities, including common and preferred stock, of companies of any size, debt securities and derivatives:
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

• Common Stock Risk. Risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence or instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

• Short Selling Risk. Positions in shorted securities are speculative and more risky than long positions. Such investments involve the risk of an unlimited increase in the market price of the security sold short, which could result in a theoretically unlimited loss. Short sale strategies are often categorized as a form of leveraging or speculative investment. The use of leverage may multiply small price movements in securities into large changes in value. As a result of using leverage, the Fund’s share price may be more volatile than if no leverage were used.

• Exchange-Traded Fund Risk. The cost of investing in an ETF will generally be higher than the cost of investing directly in the underlying fund shares. Shareholders will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses.

• Derivative Instruments (Including Futures, Options and Swaps) Risk. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, are not correlated with the performance of other investments which they are used to hedge, or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the price of derivatives.

• Foreign Securities Risk. Investments in foreign securities involve greater risks compared to domestic investments for the following reasons: foreign companies may not be subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies; foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards; dividends and interest on foreign securities may be subject to foreign withholding taxes; such taxes may reduce the net return to Fund shareholders; foreign securities are often denominated in a currency other than the U.S. dollar, which will subject the Fund to the risks associated with fluctuations in currency values.

• Small- and Mid-Cap Company Risk. Investing in small and medium-size companies, even indirectly, may involve greater volatility than investing in larger and more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of those companies may have limited market liquidity, and their prices may be more volatile.

• Large-Cap Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

• Interest Rate Risk. Fixed-income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value as interest rates rise. Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities.

• Debt Instruments Risk. Debt instruments are generally subject to the risk that the issuer will default on interest or principal payments.

• Below Investment Grade Debt Risk. Adverse changes in the creditworthiness of an issuer can have an adverse effect on the value of the issuer’s securities. Investments in below investment grade debt are considered to be more speculative and susceptible to credit risk than higher quality fixed income securities. Lower rated securities, including junk bonds, also involve higher risks in that they are especially subject to price fluctuations in response to changes in interest rates.

• Mortgage-Backed and Asset-Backed Securities Risk. Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the Fund would have to invest at lower interest rates. Conversely, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates.

• Portfolio Turnover Risk. Because the Fund has a very high rate of portfolio turnover, it will incur significant additional costs due to brokerage commission expenses (and dealer spreads built into the cost of securities) than those incurred by a fund with a lower portfolio turnover rate. The higher portfolio turnover rate may result in the realization for federal income tax purposes of additional net capital gains, which also may result in substantial ordinary income to shareholders and negatively affect the Fund’s after-tax performance.

• Non-Diversification Risk. The Fund is not a “diversified” fund, which means the Fund may allocate its investments to a relatively small number of issuers or to a single industry, making it more susceptible to adverse developments of a single issuer or industry. As a result, investing in the Fund is potentially more risky than investing in a diversified fund that is otherwise similar to the Fund.

• Management Risk. The Sub-adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is not a “diversified” fund, which means the Fund may allocate its investments to a relatively small number of issuers or to a single industry, making it more susceptible to adverse developments of a single issuer or industry. As a result, investing in the Fund is potentially more risky than investing in a diversified fund that is otherwise similar to the Fund.
PAST PERFORMANCE	qit870355_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below displays the annual return of the Fund over the lifetime of the Fund. The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund. Fund performance shown does not reflect Class A Shares sales charges. Performance would be lower if sales charges were included. Past performance does not guarantee or predict future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below displays the annual return of the Fund over the lifetime of the Fund. The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fund performance shown does not reflect Class A Shares sales charges. Performance would be lower if sales charges were included.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not guarantee or predict future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns — Class A Shares as of December 31, 2010	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Performing Quarter: 8.93% in 2nd quarter of 2009 Lowest Performing Quarter: -8.79% in 4th quarter of 2008 The Fund’s cumulative year-to-date return through September 30, 2011 was -6.94%.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table shows the risks of investing in the Fund by illustrating how the average annual returns for one-year, five-years and life-of-class for each class of the Fund before taxes compare to those of a broad-based securities market index. In addition, after-tax returns are presented for Class A Shares of the Fund. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the other classes of shares will vary from the Class A Shares after-tax returns shown. Past performance (before and after taxes) is not an indication of future results. Updated performance information for the Fund is available on the Trust’s website at www.quakerfunds.com or by calling toll-free at 800-220-8888.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the other classes of shares will vary from the Class A Shares after-tax returns shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information for the Fund is available on the Trust’s website at www.quakerfunds.com or by calling toll-free at 800-220-8888.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.quakerfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-220-8888
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010	[1]
Quaker Akros Absolute Return Fund | Class A, Quaker Akros Absolute Return Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	1.45%
Dividends on Short Positions	rr_Component2OtherExpensesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	1.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.25%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.26%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.99%
EXPENSE EXAMPLES	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	CLASS A
One Year	rr_ExpenseExampleYear01	741
Three Years	rr_ExpenseExampleYear03	1,140
Five Years	rr_ExpenseExampleYear05	1,564
Ten Years	rr_ExpenseExampleYear10	2,739
Annual Total Returns	rr_BarChartTableAbstract
2006	rr_AnnualReturn2006	1.57%
2007	rr_AnnualReturn2007	(0.50%)
2008	rr_AnnualReturn2008	(2.89%)
2009	rr_AnnualReturn2009	13.94%
2010	rr_AnnualReturn2010	2.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performing Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.93%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2006
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performing Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.79%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(6.94%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Quaker Akros Absolute Return Fund | Class C, Quaker Akros Absolute Return Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component1OtherExpensesOverAssets	1.45%
Dividends on Short Positions	rr_Component2OtherExpensesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	1.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.00%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.26%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.74%
EXPENSE EXAMPLES	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	CLASS C
One Year	rr_ExpenseExampleYear01	277
Three Years	rr_ExpenseExampleYear03	850
Five Years	rr_ExpenseExampleYear05	1,450
Ten Years	rr_ExpenseExampleYear10	3,070
Quaker Akros Absolute Return Fund | Institutional Class, Quaker Akros Absolute Return Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	1.45%
Dividends on Short Positions	rr_Component2OtherExpensesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	1.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.00%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.26%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.74%
EXPENSE EXAMPLES	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	INSTITUTIONAL CLASS
One Year	rr_ExpenseExampleYear01	177
Three Years	rr_ExpenseExampleYear03	548
Five Years	rr_ExpenseExampleYear05	944
Ten Years	rr_ExpenseExampleYear10	2,052
Quaker Akros Absolute Return Fund | Return Before Taxes | Class A, Quaker Akros Absolute Return Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.54%)
5 Years	rr_AverageAnnualReturnYear05	1.52%
Lifetime	rr_AverageAnnualReturnSinceInception	1.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2005
Quaker Akros Absolute Return Fund | Return Before Taxes | Class C, Quaker Akros Absolute Return Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Lifetime	rr_AverageAnnualReturnSinceInception	(0.57%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 4, 2010
Quaker Akros Absolute Return Fund | Return Before Taxes | Institutional Class, Quaker Akros Absolute Return Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Lifetime	rr_AverageAnnualReturnSinceInception	(0.13%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 4, 2010
Quaker Akros Absolute Return Fund | Return After Taxes on Distributions | Class A, Quaker Akros Absolute Return Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(4.59%)
5 Years	rr_AverageAnnualReturnYear05	none
Lifetime	rr_AverageAnnualReturnSinceInception	(0.12%)
Quaker Akros Absolute Return Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A, Quaker Akros Absolute Return Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(2.30%)
5 Years	rr_AverageAnnualReturnYear05	0.44%
Lifetime	rr_AverageAnnualReturnSinceInception	0.32%
Quaker Akros Absolute Return Fund | S&P 500 Total Return Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Total Return Index
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Lifetime	rr_AverageAnnualReturnSinceInception	2.58%
Quaker Capital Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries Quaker Capital Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Quaker Capital Opportunities Fund (the “Fund”) seeks to provide long-term growth of capital.
FUND FEES AND EXPENSES	qit870355_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Quaker Funds. More information about these and other discounts is available from your financial professional and in the “Reduction or Waiver of Front-End Sales Charges” section on page 52 of the Fund’s Prospectus and in the “Shareholder Information” section on page 51 of the Trust’s Statement of Additional Information (the “SAI”).
Expense Breakpoint Discounts	qit870355_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Quaker Funds. More information about these and other discounts is available from your financial professional and in the “Reduction or Waiver of Front-End Sales Charges” section on page 52 of the Fund’s Prospectus and in the “Shareholder Information” section on page 51 of the Trust’s Statement of Additional Information (the “SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
EXPENSE EXAMPLES	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
PORTFOLIO TURNOVER	qit870355_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account.

These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60.09% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.09%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To achieve its investment objective, the Fund’s investment Sub-adviser, ICC Capital Management, Inc. (the “Sub-adviser”), will, under normal market conditions, employ the following strategies:

• Common Stocks. The Fund invests at least 65% of its total assets in common stocks and similar securities, including preferred stocks, warrants, securities convertible into common stocks and securities purchased on a when-issued basis. The Fund invests its assets in stocks of companies without regard to market capitalizations, including small and mid-cap companies. The Fund will also invest in a limited number of securities.

• Growth Stocks. The Fund invests a large portion of its assets (in excess of 25%) in stocks of companies in the same industry sector when the Fund’s Sub-adviser believes that industry sector has an above-average prospect for achieving superior growth.

• Special Situations. The Fund invests up to 25% of its assets in “special situation” securities when the Fund’s Sub-adviser believes such investments will help the Fund. A special situation arises when, in the Sub-adviser’s opinion, the securities of a company will experience an unusual gain or loss solely by reason of a development particularly or uniquely applicable to that company. Special situations include, but are not limited to, spin-offs, corporate restructurings, liquidations, reorganizations, recapitalizations, material litigation, technological breakthroughs and new management or management policies.

• Portfolio Turnover. The Fund employs an aggressive strategy of portfolio trading to respond to changes in the marketplace; therefore the Fund will have a portfolio turnover rate that is significantly higher than other mutual funds.

• Foreign Securities. The Fund invests up to 25% of its net assets in foreign securities, including American Depositary Receipts (“ADRs”). The Fund’s Sub-adviser will generally select foreign securities on a stock-by-stock basis based on total return potential.

The Sub-adviser reinvests the Fund’s assets in different industry sectors as appropriate when it believes that an industry sector should be over-weighted. The Fund will generally invest for the long term, but may occasionally invest on a short-term basis when the Sub-adviser believes that it will benefit the Fund. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates, or by reason of economic or other developments not foreseen at the time of the investment decision. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

There are two primary reasons that the Sub-adviser decides to sell a stock: valuation and/or deteriorating fundamentals. With respect to valuation, the Sub-adviser regularly translates the current price of a security into a measure of the implied future returns on invested capital for a company. The Sub-adviser looks to reallocate assets to other, more attractive situations when valuations reach levels at or above its assessment of reasonable future returns on capital. With respect to deteriorating fundamentals, before initiating a position, the Sub-adviser sets clear objectives that it expects the company to meet or exceed. After establishing an investment thesis and setting targets for management, the Sub-adviser closely monitors progress. The Sub-adviser will likely sell a position if a company delivers results below expectations, changes management, or encounters competitive forces that change our outlook.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests at least 65% of its total assets in common stocks and similar securities, including preferred stocks, warrants, securities convertible into common stocks and securities purchased on a when-issued basis.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

• Common Stock Risk. Common stock risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

• Small- and Mid-Cap Stock Risk. Investing in small and medium-size companies, even indirectly, may involve greater volatility than investing in larger and more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of those companies may have limited market liquidity, and their prices may be more volatile.

• Growth Stock Risk. The Fund invests in companies that appear to be growth-oriented. If the Fund’s perceptions of a company’s potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

• Special Situations Risk. The Fund invests in “special situations.” Special situations often involve much greater risk than is found in the normal course of investing. Liquidations, reorganizations, recapitalizations, material litigation, technological breakthroughs and new management or management policies may not have the effect on a company’s price that the Fund’s Sub-adviser expects, which could negatively impact the Fund. To minimize these risks, the Fund will limit its investments to no more than 25% of the Fund’s total net assets (valued at the time of investment).

• Portfolio Turnover Risk. The Fund’s portfolio manager may engage in aggressive portfolio trading. As a result, the Fund could experience higher than average portfolio turnover. A higher rate of portfolio turnover in any year may increase brokerage commissions paid and could generate greater taxes for shareholders on realized investment gains.

• Foreign Securities Risk. Investments in foreign securities involve greater risks compared to domestic investments for the following reasons: foreign companies may not be subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies; foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards; dividends and interest on foreign securities may be subject to foreign withholding taxes and such taxes may reduce the net return to Fund shareholders; and foreign securities are often denominated in a currency other than the U.S. dollar, which will subject the Fund to the risks associated with fluctuations in currency values.

• Non-Diversification Risk. The Fund is not a “diversified” fund, which means the Fund may allocate its investments to a relatively small number of issuers or to a single industry, making it more susceptible to adverse developments of a single issuer or industry. As a result, investing in the Fund is potentially more risky than investing in a diversified fund that is otherwise similar to the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is not a “diversified” fund, which means the Fund may allocate its investments to a relatively small number of issuers or to a single industry, making it more susceptible to adverse developments of a single issuer or industry. As a result, investing in the Fund is potentially more risky than investing in a diversified fund that is otherwise similar to the Fund.
PAST PERFORMANCE	qit870355_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below displays the annual return of the Fund over the lifetime of the Fund. The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund. Fund performance shown does not reflect Class A Shares sales charges. Performance would be lower if sales charges were included. Past performance does not guarantee or predict future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below displays the annual return of the Fund over the lifetime of the Fund. The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fund performance shown does not reflect Class A Shares sales charges. Performance would be lower if sales charges were included.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not guarantee or predict future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns — Class A Shares as of December 31, 2010
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Performing Quarter: 14.19% in 4th quarter of 2003

Lowest Performing Quarter: -17.15% in 4th quarter of 2008

The Fund’s cumulative year-to-date return through September 30, 2011 was -21.05%. Prior to July 1, 2011, the Fund’s Sub-adviser was Knott Capital Management, Inc.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table shows the risks of investing in the Fund by illustrating how the average annual returns for one-year, five-years and life-of-class for each class of the Fund before taxes compare to those of a broad-based securities market index. In addition, after-tax returns are presented for Class A Shares of the Fund. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the other classes of shares will vary from the Class A Shares after-tax returns shown. Past performance (before and after taxes) is not an indication of future results. Updated performance information for the Fund is available on the Trust’s website at www.quakerfunds.com or by calling toll-free 800-220-8888.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the other classes of shares will vary from the Class A Shares after-tax returns shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information for the Fund is available on the Trust’s website at www.quakerfunds.com or by calling toll-free 800-220-8888.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.quakerfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-220-8888
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
Quaker Capital Opportunities Fund | Class A, Quaker Capital Opportunities Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%
EXPENSE EXAMPLES	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	CLASS A
One Year	rr_ExpenseExampleYear01	724
Three Years	rr_ExpenseExampleYear03	1,088
Five Years	rr_ExpenseExampleYear05	1,476
Ten Years	rr_ExpenseExampleYear10	2,560
Annual Total Returns	rr_BarChartTableAbstract
2003	rr_AnnualReturn2003	26.03%
2004	rr_AnnualReturn2004	16.26%
2005	rr_AnnualReturn2005	9.17%
2006	rr_AnnualReturn2006	3.75%
2007	rr_AnnualReturn2007	13.77%
2008	rr_AnnualReturn2008	(30.48%)
2009	rr_AnnualReturn2009	19.67%
2010	rr_AnnualReturn2010	2.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performing Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.19%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performing Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.15%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(21.05%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Quaker Capital Opportunities Fund | Class C, Quaker Capital Opportunities Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.56%
EXPENSE EXAMPLES	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	CLASS C
One Year	rr_ExpenseExampleYear01	259
Three Years	rr_ExpenseExampleYear03	796
Five Years	rr_ExpenseExampleYear05	1,360
Ten Years	rr_ExpenseExampleYear10	2,895
Quaker Capital Opportunities Fund | Institutional Class, Capital Opportunities Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
EXPENSE EXAMPLES	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	INSTITUTIONAL CLASS
One Year	rr_ExpenseExampleYear01	159
Three Years	rr_ExpenseExampleYear03	493
Five Years	rr_ExpenseExampleYear05	850
Ten Years	rr_ExpenseExampleYear10	1,856
Quaker Capital Opportunities Fund | Return Before Taxes | Class A, Quaker Capital Opportunities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.19%)
5 Years	rr_AverageAnnualReturnYear05	(1.00%)
Lifetime	rr_AverageAnnualReturnSinceInception	2.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2002
Quaker Capital Opportunities Fund | Return Before Taxes | Class C, Quaker Capital Opportunities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.73%
5 Years	rr_AverageAnnualReturnYear05	(0.62%)
Lifetime	rr_AverageAnnualReturnSinceInception	3.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2002
Quaker Capital Opportunities Fund | Return Before Taxes | Institutional Class, Capital Opportunities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.79%
5 Years	rr_AverageAnnualReturnYear05
Lifetime	rr_AverageAnnualReturnSinceInception	13.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 5, 2009
Quaker Capital Opportunities Fund | Return After Taxes on Distributions | Class A, Quaker Capital Opportunities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(3.19%)
5 Years	rr_AverageAnnualReturnYear05	(1.67%)
Lifetime	rr_AverageAnnualReturnSinceInception	1.97%
Quaker Capital Opportunities Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A, Quaker Capital Opportunities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(2.07%)
5 Years	rr_AverageAnnualReturnYear05	(0.79%)
Lifetime	rr_AverageAnnualReturnSinceInception	2.32%
Quaker Capital Opportunities Fund | S&P 500 Total Return Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Total Return Index
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Lifetime	rr_AverageAnnualReturnSinceInception	3.21%
Quaker Event Arbitrage Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries Quaker Event Arbitrage Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Quaker Event Arbitrage Fund (the “Fund”) seeks to provide long-term growth of capital.
FUND FEES AND EXPENSES	qit870355_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Quaker Funds. More information about these and other discounts is available from your financial professional and in the “Reduction or Waiver of Front-End Sales Charges” section on page 52 of the Fund’s Prospectus and in the “Shareholder Information” section on page 51 of the Trust’s Statement of Additional Information (“SAI”).
Expense Breakpoint Discounts	qit870355_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Quaker Funds. More information about these and other discounts is available from your financial professional and in the “Reduction or Waiver of Front-End Sales Charges” section on page 52 of the Fund’s Prospectus and in the “Shareholder Information” section on page 51 of the Trust’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 28, 2011 to October 28, 2012
EXPENSE EXAMPLES	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example gives effect to the contractual expense reimbursement for the 1 year and the first of 3 years, 5 years and 10 years. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
PORTFOLIO TURNOVER	qit870355_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 98.65% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	98.65%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To achieve its investment objective, the Fund’s investment adviser, Quaker Funds, Inc. (the “Adviser”) invests in the securities of publicly traded companies involved in mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations, or similar events (“corporate reorganizations”). A variety of strategies can be employed to capitalize on the mispricing of corporate securities during corporate reorganizations, including transactions involving common and preferred stock, debt instruments and derivative securities. In addition, the Fund may invest in a variety of debt instruments, including U.S. Government securities and structured notes:

• Merger Arbitrage. The Fund invests in the securities of companies subject to publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations, or similar events (“corporate reorganizations”).

• Capital Structure Arbitrage. A variety of strategies can be employed to capitalize on the mispricing of corporate securities during reorganizations, including transactions involving common and preferred stock, debt instruments and derivative securities. Many companies issue different types of securities in addition to equity securities, and sometimes issue different types of equity securities. Capital structure arbitrage involves investing in two different types of securities issued by the same company if they are believed to be mispriced relative to each other. The securities typically differ in their voting rights, dividend or interest rates and rights, liquidation preference, liquidity in the financial markets, seniority or other factors. Typically, one of these securities is purchased, while the other is sold short. The profit or loss realized by the Fund will depend on the relative price performance of the two securities as well as their relative dividends rates.

• Distressed Securities Investments. The Fund invests in distressed securities, which are securities of companies that are in or believed to be near bankruptcy or whose securities are otherwise undergoing extreme financial situations that put the continuation of the issuer as a going concern at risk. Distressed securities include below investment-grade securities.

• Debt Instruments. The Fund may invest in all types of fixed-income securities including convertible debt, options and futures, as well as privately negotiated options.

• Structured Notes. The Fund may invest in structured notes. A structured note is a type of derivative security for which the amount of principal repayments and/or interest payments is based upon the movement of one or more “factors.” The impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. Structured notes may be designed to have particular quality and maturity characteristics and may vary from money market quality to below investment grade.

• Proxy Fight Investments. The Fund invests in securities of issuers that in the opinion of the Adviser may become subject to a change of control fight. There are typically proxy fights by minority investors seeking to have their representatives elected to the board of trustees, often with the intention of replacing existing management or selling the company. Profits are expected from the eventual success of the new board of trustees in increasing the company’s value. The Fund may invest with the intention of participating actively in the change of control, or staying passive. Although some of the companies the Fund targets as a “proxy fight investment” may be considered potential candidates for a merger takeover, proxy fights differ from merger arbitrage in that no concrete acquisition may have been proposed yet, and may not be proposed in the future.

• Short Sales. The Fund may invest up to 50% of its net assets in short sales at any given time.

• Tactical Allocation. Because the Fund is a tactical allocation fund, the assets of the Fund will shift on a short-term basis to take advantage of perceived differences in relative values of the various asset classes. The Fund will tactically allocate capital among a diverse range of trading strategies and markets, wherever the portfolio manager perceives opportunity.

• Foreign Securities Investments. The Fund may invest in securities of foreign issuers, securities traded principally in securities markets outside the United States, U.S. traded securities of foreign issuers and/or securities denominated in foreign currencies (together, “foreign securities”). The Fund may seek exposure to foreign securities by investing in Depositary Receipts.

• Derivative Instruments (Including Futures, Options and Swaps). The event arbitrage strategy employed by the Fund may include the use of derivatives. Derivatives may be used for hedging purposes, as a substitute for investments in the underlying securities, to increase or decrease exposure (leverage), or for the purpose of generating income. The Fund may buy call or put options to implement its principal investment strategies. The Fund may write (sell) call options on securities that it owns. This allows the Fund to generate income on securities that the Portfolio Manager believes have a low likelihood of appreciating significantly until the option expiration. Similarly, options may be written (sold) if the Portfolio Manager is willing to purchase the underlying securities at a lower price. Hedging through derivatives may be done on underlyings such as individual securities, market indices, as well as foreign currency or commodity exposure. Options and futures contracts may be used to decrease (hedge) or increase market exposure, exposure to specific securities or exposure to other factors that may influence an event.

Some of these strategies involve the use of arbitrage, which involves taking advantage of small price differences between two otherwise equivalent assets. As compared with conventional investing, the Adviser considers the Fund’s investment strategies to be less dependent on the overall direction of stock prices.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To achieve its investment objective, the Fund’s investment adviser, Quaker Funds, Inc. (the “Adviser”) invests in the securities of publicly traded companies involved in mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations, or similar events (“corporate reorganizations”).
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

• Merger Arbitrage Risk. Certain of the proposed reorganizations in which the Fund invests may be renegotiated or terminated, in which case losses may be realized.

• Capital Structure Arbitrage Risk. The perceived mispricing identified by the Fund’s Adviser may not disappear or may even increase, in which case losses may be realized.

• Distressed Securities Risk. Investment in distressed securities may be considered speculative and may present substantial risk of loss. Below investment- grade securities involve greater risks of default or downgrade and are more volatile than investment- grade securities. Additionally, below investment-grade securities involve greater risk of price declines than investment-grade securities due to actual or perceived changes in the issuer’s creditworthiness. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could adversely affect the market value of the securities.

• Debt Instruments Risk. Debt instruments are generally subject to the risk that the issuer will default on interest or principal payments. The Fund could lose money if an issuer of a fixed income security cannot meet its financial obligations or goes bankrupt. Adverse changes in the creditworthiness of an issuer can have an adverse effect on the value of the issuer’s securities.

• Interest Rate Risk. Fixed-income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities.

• Structured Note Investment Risk. Principal repayments and/or interest payments on structured notes are dependent upon one or more of the following factors: currency exchange rates, interest rates, stock and stock indices, which may adversely affect the principal repayments and/or payments. The use of multipliers or deflators may increase such risks.

• Proxy Fight Risk. A proxy fight may not be concluded successfully, or the increase in value anticipated through the change of control may not materialize, in which case losses may be realized.

• Short Selling Risk. Positions in shorted securities are speculative and more risky than long positions. Such investments involve the risk of an unlimited increase in the market price of the security sold short, which could result in a theoretically unlimited loss. Short sale strategies are often categorized as a form of leveraging or speculative investment. The use of leverage may multiply small price movements in securities into large changes in value. As a result of using leverage, the Fund’s share price may be more volatile than if no leverage were used.

• Non-Diversification Risk. The Fund is not a “diversified” fund, which means the Fund may allocate its investments to a relatively small number of issuers or to a single industry making it more susceptible to adverse developments of a single issuer or industry. As a result, investing in the Fund is potentially more risky than investing in a diversified fund that is otherwise similar to the Fund.

• Management Risk. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

• Foreign Securities Risk. Investments in foreign securities involve greater risks compared to domestic investments for available information about foreign issuers than U.S. companies; foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards; dividends and interest on foreign securities may be subject to foreign withholding taxes and such taxes may reduce the net return to Fund shareholders; and foreign securities are often denominated in a currency other than the U.S. dollar, which will subject the Fund to the risks associated with fluctuations in currency values.

• Derivative Instruments (Including Futures, Options and Swaps) Risk. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, are not correlated with the performance of other investments which they are used to hedge, or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or may suddenly become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices of derivatives. Moreover, the Fund may be exposed to counterparty risk, in particular on derivatives that are invested in the over the counter (“OTC”) market.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is not a “diversified” fund, which means the Fund may allocate its investments to a relatively small number of issuers or to a single industry making it more susceptible to adverse developments of a single issuer or industry. As a result, investing in the Fund is potentially more risky than investing in a diversified fund that is otherwise similar to the Fund.
PAST PERFORMANCE	qit870355_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below displays the annual return of the Fund over the lifetime of the Fund. The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund. Fund performance shown does not reflect Class A Shares sales charges. Performance would be lower if sales charges were included. Past performance does not guarantee or predict future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below displays the annual return of the Fund over the lifetime of the Fund. The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fund performance shown does not reflect Class A Shares sales charges. Performance would be lower if sales charges were included.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not guarantee or predict future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns — Class A Shares as of December 31, 2010	[4]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Performing Quarter: 14.27% in 4th quarter of 2004 Lowest Performing Quarter: -11.93% in 4th quarter of 2008 The Fund’s cumulative year-to-date return through September 30, 2011 was -9.94%.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table shows the risks of investing in the Fund by illustrating how the average annual returns for one-year, five-years and life-of-class for each class of the Fund before taxes compare to those of a broad-based securities market index. In addition, after-tax returns are presented for Class A Shares of the Fund. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the other classes of shares will vary from the Class A Shares after-tax returns shown. Past performance (before and after taxes) is not an indication of future results. Updated performance information for the Fund is available on the Trust’s website at www.quakerfunds.com or by calling toll-free 800-220-8888.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the other classes of shares will vary from the Class A Shares after-tax returns shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information for the Fund is available on the Trust’s website at www.quakerfunds.com or by calling toll-free 800-220-8888.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.quakerfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-220-8888
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010	[4]
Quaker Event Arbitrage Fund | Class A, Quaker Event Arbitrage Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.71%
Dividends on Short Positions	rr_Component2OtherExpensesOverAssets	0.06%
Other Expenses	rr_OtherExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.32%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.99%
EXPENSE EXAMPLES	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	CLASS A
One Year	rr_ExpenseExampleYear01	741
Three Years	rr_ExpenseExampleYear03	1,206
Five Years	rr_ExpenseExampleYear05	1,700
Ten Years	rr_ExpenseExampleYear10	3,071
Annual Total Returns	rr_BarChartTableAbstract
2004	rr_AnnualReturn2004	26.85%
2005	rr_AnnualReturn2005	12.43%
2006	rr_AnnualReturn2006	11.23%
2007	rr_AnnualReturn2007	(0.03%)
2008	rr_AnnualReturn2008	(25.74%)
2009	rr_AnnualReturn2009	27.84%
2010	rr_AnnualReturn2010	7.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performing Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.27%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2004
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performing Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.93%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(9.94%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Quaker Event Arbitrage Fund | Class C, Quaker Event Arbitrage Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.71%
Dividends on Short Positions	rr_Component2OtherExpensesOverAssets	0.06%
Other Expenses	rr_OtherExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.07%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.74%
EXPENSE EXAMPLES	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	CLASS C
One Year	rr_ExpenseExampleYear01	277
Three Years	rr_ExpenseExampleYear03	919
Five Years	rr_ExpenseExampleYear05	1,591
Ten Years	rr_ExpenseExampleYear10	3,407
Quaker Event Arbitrage Fund | Institutional Class, Quaker Event Arbitrage Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.71%
Dividends on Short Positions	rr_Component2OtherExpensesOverAssets	0.06%
Other Expenses	rr_OtherExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.74%
EXPENSE EXAMPLES	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	INSTITUTIONAL CLASS
One Year	rr_ExpenseExampleYear01	177
Three Years	rr_ExpenseExampleYear03	617
Five Years	rr_ExpenseExampleYear05	1,083
Ten Years	rr_ExpenseExampleYear10	2,374
Quaker Event Arbitrage Fund | Return Before Taxes | Class A, Quaker Event Arbitrage Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.54%
5 Years	rr_AverageAnnualReturnYear05	1.40%
Lifetime	rr_AverageAnnualReturnSinceInception	6.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 21, 2003
Quaker Event Arbitrage Fund | Return Before Taxes | Class C, Quaker Event Arbitrage Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Lifetime	rr_AverageAnnualReturnSinceInception	2.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 7, 2010
Quaker Event Arbitrage Fund | Return Before Taxes | Institutional Class, Quaker Event Arbitrage Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Lifetime	rr_AverageAnnualReturnSinceInception	2.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 7, 2010
Quaker Event Arbitrage Fund | Return After Taxes on Distributions | Class A, Quaker Event Arbitrage Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	1.42%
5 Years	rr_AverageAnnualReturnYear05	0.57%
Lifetime	rr_AverageAnnualReturnSinceInception	5.27%
Quaker Event Arbitrage Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A, Quaker Event Arbitrage Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	1.16%
5 Years	rr_AverageAnnualReturnYear05	0.83%
Lifetime	rr_AverageAnnualReturnSinceInception	5.06%
Quaker Event Arbitrage Fund | S&P 500 Total Return Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Total Return Index
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Lifetime	rr_AverageAnnualReturnSinceInception	4.86%
Quaker Global Tactical Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries Quaker Global Tactical Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Quaker Global Tactical Allocation Fund (the “Fund”) seeks to provide long-term growth of capital.
FUND FEES AND EXPENSES	qit870355_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Quaker Funds. More information about these and other discounts is available from your financial professional and in the “Reduction or Waiver of Front-End Sales Charges” section on page 52 of the Fund’s Prospectus and in the “Shareholder Information” section on page 51 of the Trust’s (“SAI”) Information.
Expense Breakpoint Discounts	qit870355_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Quaker Funds. More information about these and other discounts is available from your financial professional and in the “Reduction or Waiver of Front-End Sales Charges” section on page 52 of the Fund’s Prospectus and in the “Shareholder Information” section on page 51 of the Trust’s (“SAI”) Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The ratios of total annual fund operating expenses in this table (the “Expense Ratios”) do not match the ratio of expenses to average net assets in the “Financial Highlights” section of the prospectus because the Expense Ratios reflect the operating expenses of the Fund. The ratio of expenses to average net assets in the Fund’s “Financial Highlights” are not required to reflect any acquired fund fees and expenses.
EXPENSE EXAMPLES	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
PORTFOLIO TURNOVER	qit870355_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 732.27% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	732.27%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To achieve its investment objective, the Fund’s investment sub-adviser, DG Capital Management (the “Sub-adviser”), will, under normal market conditions, employ the following strategies:

• Common Stock. The Fund invests its assets in common stocks of U.S. companies and common stocks and American Depositary Receipts (“ADRs”) of foreign companies without regard to market capitalization. ADRs are receipts issued by a U.S. depository (usually a U.S. bank) that represent an ownership interest in an underlying foreign security that is held by the depository. Under normal circumstances, the Fund will invest at least 40% of its net assets in common stocks and ADRs of foreign companies.

• Growth Stock. The Fund invests its assets in equity securities of companies that the Sub-adviser believes have experienced above-average long-term growth in earnings and show a high probability for superior future growth. This focus on individual companies includes dissecting earnings by doing detailed balance sheet analysis and generating earnings models internally. The Sub-adviser looks for companies that display good cash flow prospects, have strong experienced management teams, sturdy business models and have historically grown earnings organically.

• Foreign Securities. The Fund may invest without limit in foreign securities, including ADRs and European Depositary Receipts (“EDRs”).

• Emerging Markets. The Fund may invest without limit in companies located in developing or emerging markets.

• Special Situation Securities. The Fund invests up to 20% of its total assets in “special situation” securities when the Fund’s Sub-adviser believes such investments will benefit the Fund. A special situation arises when, in the Sub-adviser’s opinion, the securities of a company will experience an unusual gain or loss solely by reason of a development particularly or uniquely applicable to that company. Such situations include, but are not limited to: spin-offs, corporate restructurings, liquidations, reorganizations, recapitalizations or mergers, material litigation, technological breakthroughs and new management or management policies. Special situation investments may include illiquid or restricted securities, such as private equity investments.

• Portfolio Turnover. The Fund employs an aggressive strategy of portfolio trading to respond to changes in the marketplace.

• Short Sales. The Fund may invest up to 25% of its assets in short sales at any given time.

• Tactical Allocation. Because the Fund is a tactical allocation fund, the assets of the Fund will shift on a short-term basis to take advantage of perceived differences in relative values of the various asset classes. The Fund will tactically allocate capital among a diverse range of trading strategies and markets, wherever the portfolio manager perceives opportunity.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 40% of its net assets in common stocks and ADRs of foreign companies.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

• Common Stock Risk. Common stock risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence or instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

• Small and Mid-Cap Stocks Risk. The Fund invests in companies with small and medium market capitalizations. Because these companies are relatively small compared to large-capitalization companies, they may be engaged in business mostly within their own geographic region and may be less well known to the investment community. Also, these companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines and fewer resources than larger companies. As a result of these factors, small and mid-capitalization stock prices have greater volatility than large company securities.

• Growth Stock Risk. The Fund invests in companies that appear to be growth-oriented companies. If the Fund’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

• Foreign Securities Risk. Investments in foreign securities involve greater risks compared to domestic investments for the following reasons: foreign companies may not be subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies; foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards; dividends and interest on foreign securities may be subject to foreign withholding taxes and such taxes may reduce the net return to Fund shareholders; and foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be subject to the risks associated with fluctuations in currency values.

Although the Fund will only invest in foreign securities of issuers that are domiciled in nations considered to have stable governments, issuers of foreign securities may still be subject to the risk of expropriation, confiscation, taxation, currency blockage, or political or social instability, any of which could negatively affect the Fund.

• Emerging Markets Risk. The Fund invests in developing countries which may experience high rates of inflation or sharply devalue their currencies against the U.S. dollar, causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in the settlement process.

• Special Situations Risk. Special situations often involve much greater risk than is found in the normal course of investing. Liquidations, reorganizations, recapitalizations, material litigation, technological breakthroughs and new management or management policies may not have the effect on a company’s price that the Sub-adviser expects, which could negatively impact the Fund.

• Portfolio Turnover Risk. The Fund’s portfolio manager may engage in aggressive portfolio trading. As a result, the Fund could experience higher than average portfolio turnover. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate greater taxes for shareholders on realized investment gains.

• Short Selling Risk. Positions in shorted securities are speculative and more risky than long positions. Such investments involve the risk of an unlimited increase in the market price of the security sold short, which could result in a theoretically unlimited loss. Short sale strategies are often categorized as a form of leveraging or speculative investment. The use of leverage may multiply small price movements in securities into large changes in value. As a result of using leverage, the Fund’s share price may be more volatile than if no leverage were used.

• Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Sub-adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money on your investment in the Fund.
PAST PERFORMANCE	qit870355_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below displays the annual return of the Fund over the lifetime of the Fund. The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund. Fund performance shown does not reflect Class A Shares sales charges. Performance would be lower if sales charges were included. Past performance does not guarantee or predict future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below displays the annual return of the Fund over the lifetime of the Fund. The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fund performance shown does not reflect Class A Shares sales charges. Performance would be lower if sales charges were included.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not guarantee or predict future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns — Class A Shares as of December 31, 2010
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Performing Quarter: 17.50% in 3rd quarter of 2009 Lowest Performing Quarter: -32.09% in 3rd quarter of 2008 The Fund’s cumulative year-to-date return through September 30, 2011 was -12.59%.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table shows the risks of investing in the Fund by illustrating how the average annual returns for one-year and life-of-class for each class of the Fund before taxes compare to those of a broad-based securities market index. In addition, after-tax returns are presented for Class A Shares of the Fund. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the other classes of shares will vary from the Class A Shares after-tax returns shown. Past performance (before and after taxes) is not an indication of future results. Updated performance information for the Fund is available on the Trust’s website at www.quakerfunds.com or by calling toll-free 800-220-8888.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the other classes of shares will vary from the Class A Shares after-tax returns shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information for the Fund is available on the Trust’s website at www.quakerfunds.com or by calling toll-free 800-220-8888.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.quakerfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-220-8888
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
Quaker Global Tactical Allocation Fund | Class A, Quaker Global Tactical Allocation Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.89%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.39%	[2]
EXPENSE EXAMPLES	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	CLASS A
One Year	rr_ExpenseExampleYear01	779
Three Years	rr_ExpenseExampleYear03	1,254
Five Years	rr_ExpenseExampleYear05	1,755
Ten Years	rr_ExpenseExampleYear10	3,126
Annual Total Returns	rr_BarChartTableAbstract
2009	rr_AnnualReturn2009	19.66%
2010	rr_AnnualReturn2010	15.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performing Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.50%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performing Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.09%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(12.59%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Quaker Global Tactical Allocation Fund | Class C, Quaker Global Tactical Allocation Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.89%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.14%	[2]
EXPENSE EXAMPLES	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	CLASS C
One Year	rr_ExpenseExampleYear01	317
Three Years	rr_ExpenseExampleYear03	969
Five Years	rr_ExpenseExampleYear05	1,645
Ten Years	rr_ExpenseExampleYear10	3,448
Quaker Global Tactical Allocation Fund | Institutional Class, Global Tactical Allocation Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.89%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.14%	[2]
EXPENSE EXAMPLES	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	INSTITUTIONAL CLASS
One Year	rr_ExpenseExampleYear01	217
Three Years	rr_ExpenseExampleYear03	670
Five Years	rr_ExpenseExampleYear05	1,149
Ten Years	rr_ExpenseExampleYear10	2,472
Quaker Global Tactical Allocation Fund | Return Before Taxes | Class A, Quaker Global Tactical Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.13%
Lifetime	rr_AverageAnnualReturnSinceInception	(12.94%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2008
Quaker Global Tactical Allocation Fund | Return Before Taxes | Class C, Quaker Global Tactical Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.56%
Lifetime	rr_AverageAnnualReturnSinceInception	(11.77%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2008
Quaker Global Tactical Allocation Fund | Return Before Taxes | Institutional Class, Global Tactical Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.74%
Lifetime	rr_AverageAnnualReturnSinceInception	(7.30%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 23, 2008
Quaker Global Tactical Allocation Fund | Return After Taxes on Distributions | Class A, Quaker Global Tactical Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	9.13%
Lifetime	rr_AverageAnnualReturnSinceInception	(12.94%)
Quaker Global Tactical Allocation Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A, Quaker Global Tactical Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	5.93%
Lifetime	rr_AverageAnnualReturnSinceInception	(10.80%)
Quaker Global Tactical Allocation Fund | MSCI World Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Index
1 Year	rr_AverageAnnualReturnYear01	11.76%
Lifetime	rr_AverageAnnualReturnSinceInception	(4.05%)
Quaker Mid-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries Quaker Mid-Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Quaker Mid-Cap Value Fund (the “Fund”) seeks to provide long-term growth of capital.
FUND FEES AND EXPENSES	qit870355_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Quaker Funds. More information about these and other discounts is available from your financial professional and in the “Reduction or Waiver of Front-End Sales Charges” section on page 52 of the Fund’s Prospectus and in the “Shareholder Information” section on page 51 of the Trust’s Statement of Additional Information (“SAI”).
Expense Breakpoint Discounts	qit870355_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Quaker Funds. More information about these and other discounts is available from your financial professional and in the “Reduction or Waiver of Front-End Sales Charges” section on page 52 of the Fund’s Prospectus and in the “Shareholder Information” section on page 51 of the Trust’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
EXPENSE EXAMPLES	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
PORTFOLIO TURNOVER	qit870355_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account.

These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27.10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.10%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To achieve its investment objective, the Fund’s investment Sub-adviser, Kennedy Capital Management, Inc. (the “Sub-adviser”), will, under normal market conditions, employ the following strategies:

• Mid-Cap Stocks. The Fund invests at least 80% of its total assets in common stocks or securities convertible into common stocks of companies with market capitalizations similar to the market capitalizations of the companies included in the Russell MidCap® Value Index. The market capitalization of companies in the Russell MidCap® Value Index ranged from approximately  $607 million to  $16.683 billion as of September 30, 2011.

• Value Securities. The Fund invests in stocks of companies that exhibit attractive fundamental valuation measures such as price-to-earnings or price-to-book ratios. The Fund invests in stocks that are typically considered out of favor by the market as a result of decelerating revenue growth, declining profit margins and increasing competition.

In selecting individual securities for the Fund’s portfolio, the Sub-adviser believes that there are three factors that influence equity returns, namely: quality, value and business prospects of the issuer. In order to choose the securities in which the Fund invests, the Sub-adviser analyzes approximately 1,800 U.S. issuers of common stock. The Sub-adviser then identifies and selects securities of companies with a market capitalization of between  $1 billion to  $18 billion that it believes to be undervalued relative to comparable alternate investments, and which demonstrate strong sales and earnings momentum, high profitability and rising earnings expectations. Furthermore, the Sub-adviser seeks to identify companies that exhibit some or all of the following criteria:

• strong balance sheets and high credit quality;

• low price-to-earnings, price-to-sales, price-to-value ratios;

• demonstrated consistent earnings growth in the past and are likely to achieve consistent earnings growth in the future;

• high profit margins and the business strategies to protect and maintain such margins;

• high historical return on investment; and

• ability to increase earnings through new products or sensible acquisitions.

Through these selection criteria, the Sub-adviser identifies securities which it believes to be undervalued, and that have shown consistent earnings with a potential for further growth.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests at least 80% of its total assets in common stocks or securities convertible into common stocks of companies with market capitalizations similar to the market capitalizations of the companies included in the Russell MidCap® Value Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

• Common Stock Risk. Common stock risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

• Mid-Cap Stock Risk. The Fund invests in companies with medium market capitalizations. Because these companies are relatively small compared to large-capitalization companies, they may be engaged in business mostly within their own geographic region and may be less well known to the investment community. Also, these companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines and fewer resources than larger companies. As a result of these factors, mid-capitalization stock prices have greater volatility than large company securities.

• Value Securities Risk. The Fund invests in companies that appear to be “undervalued” in the marketplace (i.e., trading at prices below the company’s true worth). If the Fund’s perceptions of value are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money on your investment in the Fund.
PAST PERFORMANCE	qit870355_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below displays the annual return of the Fund over the past ten-years. The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund. Fund performance shown does not reflect Class A Shares sales charges. Performance would be lower if sales charges were included. Past performance does not guarantee or predict future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below displays the annual return of the Fund over the past ten-years. The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fund performance shown does not reflect Class A Shares sales charges. Performance would be lower if sales charges were included.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not guarantee or predict future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns — Class A Shares as of December 31, 2010
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Performing Quarter: 24.71% in 4th quarter of 2001 Lowest Performing Quarter: -27.80% in 3rd quarter of 2002 The Fund’s cumulative year-to-date return through September 30, 2011 was -14.78%.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table shows the risks of investing in the Fund by illustrating how the average annual returns for one-year, five-years and ten-years for each class of the Fund before taxes compare to those of a broad-based securities market index. In addition, after-tax returns are presented for Class A Shares of the Fund. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the other classes of shares will vary from the Class A Shares after-tax returns shown. Past performance (before and after taxes) is not an indication of future results. Updated performance information for the Fund is available on the Trust’s website at www.quakerfunds.com or by calling toll-free 800-220-8888.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the other classes of shares will vary from the Class A Shares after-tax returns shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information for the Fund is available on the Trust’s website at www.quakerfunds.com or by calling toll-free 800-220-8888.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.quakerfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-220-8888.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
Quaker Mid-Cap Value Fund | Class A, Quaker Mid Cap Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.83%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.13%
EXPENSE EXAMPLES	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	CLASS A
One Year	rr_ExpenseExampleYear01	754
Three Years	rr_ExpenseExampleYear03	1,180
Five Years	rr_ExpenseExampleYear05	1,631
Ten Years	rr_ExpenseExampleYear10	2,877
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	18.36%
2002	rr_AnnualReturn2002	(21.48%)
2003	rr_AnnualReturn2003	60.51%
2004	rr_AnnualReturn2004	24.87%
2005	rr_AnnualReturn2005	5.62%
2006	rr_AnnualReturn2006	8.04%
2007	rr_AnnualReturn2007	0.00%
2008	rr_AnnualReturn2008	(42.52%)
2009	rr_AnnualReturn2009	33.04%
2010	rr_AnnualReturn2010	26.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performing Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.71%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performing Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.80%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(14.78%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Quaker Mid-Cap Value Fund | Class C, Quaker Mid Cap Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.83%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.88%
EXPENSE EXAMPLES	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	CLASS C
One Year	rr_ExpenseExampleYear01	291
Three Years	rr_ExpenseExampleYear03	892
Five Years	rr_ExpenseExampleYear05	1,518
Ten Years	rr_ExpenseExampleYear10	3,204
Quaker Mid-Cap Value Fund | Institutional Class, Quaker Mid Cap Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.83%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%
EXPENSE EXAMPLES	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	INSTITUTIONAL CLASS
One Year	rr_ExpenseExampleYear01	191
Three Years	rr_ExpenseExampleYear03	591
Five Years	rr_ExpenseExampleYear05	1,016
Ten Years	rr_ExpenseExampleYear10	2,201
Quaker Mid-Cap Value Fund | Return Before Taxes | Class A, Quaker Mid Cap Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	19.23%
5 Years	rr_AverageAnnualReturnYear05	(0.30%)
10 Years	rr_AverageAnnualReturnYear10	5.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1997
Quaker Mid-Cap Value Fund | Return Before Taxes | Class C, Quaker Mid Cap Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	25.37%
5 Years	rr_AverageAnnualReturnYear05	0.11%
10 Years	rr_AverageAnnualReturnYear10	6.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2000
Quaker Mid-Cap Value Fund | Return Before Taxes | Institutional Class, Quaker Mid Cap Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	26.60%
5 Years	rr_AverageAnnualReturnYear05	1.09%
10 Years	rr_AverageAnnualReturnYear10	8.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 21, 2000
Quaker Mid-Cap Value Fund | Return After Taxes on Distributions | Class A, Quaker Mid Cap Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	19.23%
5 Years	rr_AverageAnnualReturnYear05	(0.56%)
10 Years	rr_AverageAnnualReturnYear10	5.21%
Quaker Mid-Cap Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A, Quaker Mid Cap Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	12.50%
5 Years	rr_AverageAnnualReturnYear05	(0.33%)
10 Years	rr_AverageAnnualReturnYear10	4.92%
Quaker Mid-Cap Value Fund | Russell Mid Cap Value Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell MidCap® Value Index
1 Year	rr_AverageAnnualReturnYear01	24.75%
5 Years	rr_AverageAnnualReturnYear05	4.08%
10 Years	rr_AverageAnnualReturnYear10	7.99%
Quaker Small-Cap Growth Tactical Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries Quaker Small-Cap Growth Tactical Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Quaker Small-Cap Growth Tactical Allocation Fund (the “Fund”) seeks to provide long-term growth of capital.
FUND FEES AND EXPENSES	qit870355_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Quaker Funds. More information about these and other discounts is available from your financial professional and in the “Reduction or Waiver of Front-End Sales Charges” section on page 52 of the Fund’s Prospectus and in the “Shareholder Information” section on page 51 of the Trust’s Statement of Additional Information (“SAI”).
Expense Breakpoint Discounts	qit870355_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Quaker Funds. More information about these and other discounts is available from your financial professional and in the “Reduction or Waiver of Front-End Sales Charges” section on page 52 of the Fund’s Prospectus and in the “Shareholder Information” section on page 51 of the Trust’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The ratios of total annual fund operating expenses in this table (the “Expense Ratios”) do not match the ratio of expenses to average net assets in the “Financial Highlights” section of the prospectus because the Expense Ratios reflect the operating expenses of the Fund and any acquired fund fees and expenses. The ratio of expenses to average net assets in the Fund’s "Financial Highlights" are not required to reflect any acquired fund fees and expenses.
EXPENSE EXAMPLES	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
PORTFOLIO TURNOVER	qit870355_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 879.32% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	879.32%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To achieve its investment objective, the Fund’s investment sub-adviser, Van Den Berg Management I, Inc., dba Century Management (the “Sub-adviser”), will, under normal market conditions, employ the following strategies:

• Common Stocks. The Fund invests at least 80% of the its total assets in common stocks, American Depositary Receipts (“ADRs”) and foreign securities traded on U.S. stock exchanges, with market capitalizations within the range of companies included in the Russell 2000® Growth Index.

• Growth Stocks. The Fund invests in securities that include a broadly diversified number of equity securities, including U.S. securities and foreign securities traded on U.S. stock exchanges, which the Fund’s Sub-adviser believes show a high probability of superior prospects for above average growth. These securities will have market capitalizations within the range of companies included in the Russell 2000® Growth Index. The market capitalization of companies in the Russell 2000® Growth Index ranged from approximately  $1.320 million to  $3.286 billion as of September 30, 2011.

• Foreign Securities. The Fund may invest in foreign securities traded on U.S. stock exchanges and ADRs.

• Exchange-Traded Funds. Beyond pursuing its investment objective by direct investment, the Fund may also invest in shares of other investment companies that invest in the types of securities mentioned above, including shares of exchange-traded funds (“ETFs”).

• Short Sales. The Fund may invest up to 25% of its assets in short sales at any given time.

• Tactical Allocation. Because the Fund is a tactical allocation fund, the assets of the Fund will shift on a short-term basis to take advantage of perceived differences in relative values of the various asset classes. The Fund will tactically allocate capital among a diverse range of trading strategies and markets, wherever the portfolio manager perceives opportunity.

In selecting individual securities for the Fund’s portfolio, the Sub-adviser uses a “bottom-up” approach of extensively analyzing the financial, management and overall economic conditions of each potential investment, in particular, under this “bottom-up” approach, the Sub-adviser analyzes various factors such as capitalization illiquidity ratios (e.g., sales growth, earnings per share and internal profitability), momentum ratios (e.g., price, sales, earnings per share and cash flow), valuation ratios (e.g., price to sales and price to earnings) and volatility ratios.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests at least 80% of the its total assets in common stocks, American Depositary Receipts (“ADRs”) and foreign securities traded on U.S. stock exchanges, with market capitalizations within the range of companies included in the Russell 2000® Growth Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

• Common Stock Risk. Common stock risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

• Growth Stock Risk. The Fund invests in companies that appear to be growth-oriented companies. If the Fund’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

• Small-Cap Stock Risk. The Fund invests in companies with small market capitalizations (generally less than  $3.3 billion). Because these companies are relatively small compared to large-capitalization companies, they may be engaged in business mostly within their own geographic region, may be less well known to the investment community and may have more volatile share prices. Also, small companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines and fewer resources than larger companies. As a result, their stock prices have greater volatility than large company securities.

• Foreign Securities Risk. Investments in foreign securities involve greater risks compared to domestic investments for the following reasons: foreign companies may not be subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies; foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards; dividends and interest on foreign securities may be subject to foreign withholding taxes; such taxes may reduce the net return to Fund shareholders; foreign securities are often denominated in a currency other than the U.S. dollar; accordingly, the Fund will be subject to the risks associated with fluctuations in currency values; although the Fund will only invest in foreign securities of issuers that are domiciled in nations considered to have stable and friendly governments, issuers of foreign securities may still be subject to the risk of expropriation, confiscation, taxation, currency blockage, or political or social instability any of which could negatively affect the Fund.

• Exchange-Traded Fund Risk. The cost of investing in an ETF will generally be higher than the cost of investing directly in the underlying fund shares. Shareholders will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses.

• Short Selling Risk. Positions in shorted securities are speculative and more risky than long positions. Such investments involve the risk of an unlimited increase in the market price of the security sold short, which could result in a theoretically unlimited loss. Short sale strategies are often categorized as a form of leveraging or speculative investment. The use of leverage may multiply small price movements in securities into large changes in value. As a result of using leverage, the Fund’s share price may be more volatile than if no leverage were used.

• Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Sub-adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money on your investment in the Fund.
PAST PERFORMANCE	qit870355_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below displays the annual return of the Fund over the lifetime of the Fund. The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund. Fund performance shown does not reflect Class A Shares sales charges. Performance would be lower if sales charges were included. Past performance does not guarantee or predict future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below displays the annual return of the Fund over the lifetime of the Fund. The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fund performance shown does not reflect Class A Shares sales charges. Performance would be lower if sales charges were included.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not guarantee or predict future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns — Class A Shares as of December 31, 2010
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Performing Quarter: 18.01% in 2nd quarter of 2009 Lowest Performing Quarter: -9.33% in 1st quarter of 2009 The Fund’s cumulative year-to-date return through September 30, 2011 was -9.67%.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table shows the risks of investing in the Fund by illustrating how the average annual returns for one-year and life-of-class for each class of the Fund before taxes compare to those of a broad-based securities market index. In addition, after-tax returns are presented for Class A Shares of the Fund. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the other classes of shares will vary from the Class A Shares after-tax returns shown. Past performance (before and after taxes) is not an indication of future results. Updated performance information for the Fund is available on the Trust’s website at www.quakerfunds.com or by calling toll-free 800-220-8888.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the other classes of shares will vary from the Class A Shares after-tax returns shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information for the Fund is available on the Trust’s website at www.quakerfunds.com or by calling toll-free 800-220-8888.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.quakerfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-220-8888
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
Quaker Small-Cap Growth Tactical Allocation Fund | Class A, Quaker Small-Cap Growth Tactical Allocation Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.77%
Acquired Fund Fees	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%	[5]
EXPENSE EXAMPLES	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	CLASS A
One Year	rr_ExpenseExampleYear01	745
Three Years	rr_ExpenseExampleYear03	1,152
Five Years	rr_ExpenseExampleYear05	1,583
Ten Years	rr_ExpenseExampleYear10	2,779
Annual Total Returns	rr_BarChartTableAbstract
2009	rr_AnnualReturn2009	18.71%
2010	rr_AnnualReturn2010	1.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performing Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.01%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performing Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.33%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(9.67%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Quaker Small-Cap Growth Tactical Allocation Fund | Class C, Quaker Small-Cap Growth Tactical Allocation Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.77%
Acquired Fund Fees	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.78%	[5]
EXPENSE EXAMPLES	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	CLASS C
One Year	rr_ExpenseExampleYear01	281
Three Years	rr_ExpenseExampleYear03	862
Five Years	rr_ExpenseExampleYear05	1,469
Ten Years	rr_ExpenseExampleYear10	3,109
Quaker Small-Cap Growth Tactical Allocation Fund | Institutional Class, Quaker Small-Cap Growth Tactical Allocation Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.77%
Acquired Fund Fees	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%	[5]
EXPENSE EXAMPLES	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	INSTITUTIONAL CLASS
One Year	rr_ExpenseExampleYear01	181
Three Years	rr_ExpenseExampleYear03	560
Five Years	rr_ExpenseExampleYear05	964
Ten Years	rr_ExpenseExampleYear10	2,095
Quaker Small-Cap Growth Tactical Allocation Fund | Return Before Taxes | Class A, Quaker Small-Cap Growth Tactical Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.99%)
Lifetime	rr_AverageAnnualReturnSinceInception	3.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2008
Quaker Small-Cap Growth Tactical Allocation Fund | Return Before Taxes | Class C, Quaker Small-Cap Growth Tactical Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.78%
Lifetime	rr_AverageAnnualReturnSinceInception	5.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2008
Quaker Small-Cap Growth Tactical Allocation Fund | Return Before Taxes | Institutional Class, Quaker Small-Cap Growth Tactical Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.79%
Lifetime	rr_AverageAnnualReturnSinceInception	6.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2008
Quaker Small-Cap Growth Tactical Allocation Fund | Return After Taxes on Distributions | Class A, Quaker Small-Cap Growth Tactical Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(4.78%)
Lifetime	rr_AverageAnnualReturnSinceInception	0.73%
Quaker Small-Cap Growth Tactical Allocation Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A, Quaker Small-Cap Growth Tactical Allocation Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(2.59%)
Lifetime	rr_AverageAnnualReturnSinceInception	1.32%
Quaker Small-Cap Growth Tactical Allocation Fund | Russell 2000 Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Growth Index
1 Year	rr_AverageAnnualReturnYear01	29.09%
Lifetime	rr_AverageAnnualReturnSinceInception	10.78%
Quaker Small-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries Quaker Small-Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Quaker Small-Cap Value Fund (the “Fund”) seeks to provide long-term growth of capital.
FUND FEES AND EXPENSES	qit870355_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Quaker Funds. More information about these and other discounts is available from your financial professional and in the “Reduction or Waiver of Front-End Sales Charges” section on page 52 of the Fund’s Prospectus and in the “Shareholder Information” section on page 51 of the Trust’s Statement of Additional Information (“SAI”).
Expense Breakpoint Discounts	qit870355_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Quaker Funds. More information about these and other discounts is available from your financial professional and in the “Reduction or Waiver of Front-End Sales Charges” section on page 52 of the Fund’s Prospectus and in the “Shareholder Information” section on page 51 of the Trust’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
EXPENSE EXAMPLES	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
PORTFOLIO TURNOVER	qit870355_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 130.60% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	130.60%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To achieve its investment objective, the Fund’s investment Sub-adviser, ARONSON JOHNSON ORTIZ, LP (the “Sub-adviser”), will, under normal market conditions, employ the following strategies:

• Small-Cap Stocks. The Fund invests at least 80% of its total assets in U.S. common stocks of companies with market capitalizations similar to the market capitalizations of companies included in the Russell 2000® Index and Russell 2500® Index, with an ultimate selection of 150 plus stocks. The market capitalization of companies in the Russell 2000® Index ranged from approximately  $10.015 million to  $3.286 billion as of September 30, 2011. The market capitalization of companies in the Russell 2500® Index ranged from approximately  $10.015 million to  $6.467 billion as of September 30, 2011.

• Value Securities. The Fund invests in companies considered by the Fund’s Sub-adviser to have consistent earnings and above-average core assets, selling at relatively low market valuations, with attractive growth and momentum characteristics.

In selecting stocks for the portfolio, the Fund’s Sub-adviser focuses on asset-rich companies, selling at relatively low multiples of earnings, with proven and confident management, and earnings growth and price momentum. The Fund will normally remain fully invested in these securities at all times, subject to a minimum cash balance maintained for operational purposes.

The Fund’s Sub-adviser screens a broad universe of U.S. securities to identify a subset of issuers with ample trading volume, at least three years of operating history, and market capitalizations similar to the companies in the Russell 2000® (the “benchmark”) and Russell 2500® indices. The resulting stocks are divided into 34 industries. Within each industry, the Sub-adviser identifies the most attractive stocks by considering a number of balance sheet and income statement criteria, as well as the effectiveness and outlook of management and measures of momentum. The Sub-adviser then creates a portfolio that is sector-neutral to the benchmark. The chosen securities attempt to maximize return but are well-diversified in terms of industry, fundamental characteristics, and other statistical measures of risk as compared to the blended characteristics of the Russell 2000® and the Russell 2500® indices.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests at least 80% of its total assets in U.S. common stocks of companies with market capitalizations similar to the market capitalizations of companies included in the Russell 2000® Index and Russell 2500® Index, with an ultimate selection of 150 plus stocks.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

• Common Stock Risk. Common stock risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

• Small-Cap Stock Risk. The Fund invests in companies with small market capitalizations (as described above). Because these companies are relatively small compared to large-capitalization companies, they may be engaged in business mostly within their own geographic region, may be less well known to the investment community, and may have more volatile share prices. Also, small companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines and fewer resources than larger companies. As a result, small-capitalization stock prices have greater volatility than large company securities.

• Value Securities Risk. The Fund invests in companies that appear to be “undervalued” in the marketplace (i.e., trading at prices below the company’s true worth). If the Fund’s perceptions of value are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money on your investment in the Fund.
PAST PERFORMANCE	qit870355_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below displays the annual return of the Fund over the past ten-years. The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund. Fund performance shown does not reflect Class A Shares sales charges. Performance would be lower if sales charges were included. Past performance does not guarantee or predict future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below displays the annual return of the Fund over the past ten-years. The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fund performance shown does not reflect Class A Shares sales charges. Performance would be lower if sales charges were included.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not guarantee or predict future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns — Class A Shares as of December 31, 2010
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Performing Quarter: 23.97% in 2nd quarter of 2003 Lowest Performing Quarter: -23.99% in 4th quarter of 2008 The Fund’s cumulative year-to-date return through September 30, 2011 was -13.90%.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table shows the risks of investing in the Fund by illustrating how the average annual returns for one-year, five-years and ten-years for each class of the Fund before taxes compare to those of a broad-based securities market index. In addition, after-tax returns are presented for Class A Shares of the Fund. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the other classes of shares will vary from the Class A Shares after-tax returns shown. Past performance (before and after taxes) is not an indication of future results. Updated performance information for the Fund is available on the Trust’s website at www.quakerfunds.com or by calling toll-free 800-220-8888.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the other classes of shares will vary from the Class A Shares after-tax returns shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information for the Fund is available on the Trust’s website at www.quakerfunds.com or by calling toll-free 800-220-8888.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.quakerfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-220-8888
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
Quaker Small-Cap Value Fund | Class A, Quaker Small Cap Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%	[6]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.98%
EXPENSE EXAMPLES	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	CLASS A
One Year	rr_ExpenseExampleYear01	740
Three Years	rr_ExpenseExampleYear03	1,137
Five Years	rr_ExpenseExampleYear05	1,559
Ten Years	rr_ExpenseExampleYear10	2,729
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	8.22%
2002	rr_AnnualReturn2002	(14.21%)
2003	rr_AnnualReturn2003	50.40%
2004	rr_AnnualReturn2004	20.47%
2005	rr_AnnualReturn2005	9.91%
2006	rr_AnnualReturn2006	16.60%
2007	rr_AnnualReturn2007	(6.21%)
2008	rr_AnnualReturn2008	(31.85%)
2009	rr_AnnualReturn2009	20.85%
2010	rr_AnnualReturn2010	25.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performing Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.97%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performing Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.99%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(13.90%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Quaker Small-Cap Value Fund | Class C, Quaker Small Cap Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%	[6]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.73%
EXPENSE EXAMPLES	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	CLASS C
One Year	rr_ExpenseExampleYear01	276
Three Years	rr_ExpenseExampleYear03	847
Five Years	rr_ExpenseExampleYear05	1,445
Ten Years	rr_ExpenseExampleYear10	3,061
Quaker Small-Cap Value Fund | Institutional Class, Quaker Small Cap Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%	[6]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%
EXPENSE EXAMPLES	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	INSTITUTIONAL CLASS
One Year	rr_ExpenseExampleYear01	176
Three Years	rr_ExpenseExampleYear03	545
Five Years	rr_ExpenseExampleYear05	939
Ten Years	rr_ExpenseExampleYear10	2,041
Quaker Small-Cap Value Fund | Return Before Taxes | Class A, Quaker Small Cap Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	1.29%
10 Years	rr_AverageAnnualReturnYear10	9.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 25, 1996
Quaker Small-Cap Value Fund | Return Before Taxes | Class C, Quaker Small Cap Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	24.32%
5 Years	rr_AverageAnnualReturnYear05	1.68%
10 Years	rr_AverageAnnualReturnYear10	8.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 28, 2000
Quaker Small-Cap Value Fund | Return Before Taxes | Institutional Class, Quaker Small Cap Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	25.57%
5 Years	rr_AverageAnnualReturnYear05	2.70%
10 Years	rr_AverageAnnualReturnYear10	8.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 12, 2000
Quaker Small-Cap Value Fund | Return After Taxes on Distributions | Class A, Quaker Small Cap Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	none
10 Years	rr_AverageAnnualReturnYear10	7.57%
Quaker Small-Cap Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A, Quaker Small Cap Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	0.68%
10 Years	rr_AverageAnnualReturnYear10	7.43%
Quaker Small-Cap Value Fund | Russell 2000 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Index
1 Year	rr_AverageAnnualReturnYear01	26.85%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	7.22%
Quaker Strategic Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries Quaker Strategic Growth Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Quaker Strategic Growth Fund (the “Fund”) seeks to provide long-term growth of capital.
FUND FEES AND EXPENSES	qit870355_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Quaker Funds. More information about these and other discounts is available from your financial professional and in the “Reduction or Waiver of Front-End Sales Charges” section on page 52 of the Fund’s Prospectus and in the “Shareholder Information” section on page 51 of the Trust’s Statement of Additional Information (“SAI”).
Expense Breakpoint Discounts	qit870355_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Quaker Funds. More information about these and other discounts is available from your financial professional and in the “Reduction or Waiver of Front-End Sales Charges” section on page 52 of the Fund’s Prospectus and in the “Shareholder Information” section on page 51 of the Trust’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
EXPENSE EXAMPLES	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
PORTFOLIO TURNOVER	qit870355_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 136.18% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	136.18%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To achieve its investment objective, the Fund’s investment sub-adviser, DG Capital Management (the “Sub-adviser”), will, under normal market conditions, employ the following strategies:

• Common Stocks. The Fund invests at least 65% of its total assets in U.S. common stocks of companies without regard to market capitalization.

• Growth Stocks. The Fund invests its assets in equity securities of companies which the Fund’s Sub-adviser believes show a high probability for superior growth.

• Special Situations. The Fund invests up to 25% of its total assets in “special situation” securities when the Fund’s Sub-adviser believes such investments will benefit the Fund. A special situation arises when, in the sub-adviser’s opinion, the securities of a company will experience an unusual gain or loss solely by reason of a development particularly or uniquely applicable to that company. Such situations include, but are not limited to: spin-offs, corporate restructurings, liquidations, reorganizations, recapitalizations or mergers, material litigation, technological breakthroughs and new management or management policies. Special situation investments may include illiquid or restricted securities, such as private equity investments.

• Foreign Securities. The Fund may invest up to 25% of its net assets in foreign securities, including American Depositary Receipts (“ADRs”).

• Large- and Mid-Cap Securities. The Fund seeks to achieve a balance between investments in “special situation” investments and investments in large- to mid-capitalization equities (in excess of  $3 billion in market capitalization) with high or accelerating profitability.

• Short Sales. The Fund may invest up to 25% of its assets in short sales.

• Portfolio Turnover. The Fund employs an aggressive strategy of portfolio trading to respond to changes in the marketplace.

• Tactical Allocation. Because the Fund is a tactical allocation fund, the assets of the Fund will shift on a short-term basis to take advantage of perceived differences in relative values of the various asset classes. The Fund will tactically allocate capital among a diverse range of trading strategies and markets, wherever the portfolio manager perceives opportunity.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests at least 65% of its total assets in U.S. common stocks of companies without regard to market capitalization.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

• Common Stock Risk. Common stock risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

• Growth Risk. The Fund invests in companies that appear to be growth-oriented companies. If the Fund’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

• Special Situation Risk. Special situations often involve much greater risk than is found in the normal course of investing. Liquidations, reorganizations, recapitalizations, material litigation, technological breakthroughs and new management or management policies may not have the effect on a company’s price that the Fund’s sub-adviser expects, which could negatively impact the Fund.

• Foreign Securities Risk. Investments in foreign securities involve greater risks compared to domestic investments for the following reasons: foreign companies may not be subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies; foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards; dividends and interest on foreign securities may be subject to foreign withholding taxes; such taxes may reduce the net return to Fund shareholders; foreign securities are often denominated in a currency other than the U.S. dollar, which will subject the Fund to the risks associated with fluctuations in currency values.

• Mid-Cap Stock Risk. Because mid-cap companies are relatively small compared to large-capitalization companies, they may be engaged in business mostly within their own geographic region and may be less well known to the investment community. Also, these companies may have less liquidity, less management depth, narrower market penetrations, less diverse product lines and fewer resources than larger companies. As a result of these factors, mid-cap stock prices may have greater volatility than large company securities.

• Short Selling Risk. Positions in shorted securities are speculative and more risky than long positions. Such investments involve the risk of an unlimited increase in the market price of the security sold short, which could result in a theoretically unlimited loss. Short sale strategies are often categorized as a form of leveraging or speculative investment. The use of leverage may multiply small price movements in securities into large changes in value. As a result of using leverage, the Fund’s share price may be more volatile than if no leverage were used.

• Portfolio Turnover Risk. The Fund’s portfolio manager may engage in aggressive portfolio trading. As a result, the Fund could experience higher than average portfolio turnover, resulting in the realization of gains and losses which could have negative tax consequences to Fund shareholders.

• Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Sub-adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money on your investment in the Fund.
PAST PERFORMANCE	qit870355_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below displays the annual return of the Fund over the past ten-years. The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund. Fund performance shown does not reflect Class A Shares sales charges. Performance would be lower if sales charges were included. Past performance does not guarantee or predict future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below displays the annual return of the Fund over the past ten-years. The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fund performance shown does not reflect Class A Shares sales charges. Performance would be lower if sales charges were included.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not guarantee or predict future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns — Class A Shares as of December 31, 2010
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Performing Quarter: 17.48% in 2nd quarter of 2003 Lowest Performing Quarter: -30.69% in 3rd quarter of 2008 The Fund’s cumulative year-to-date return through September 30, 2011 was -15.03%.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table shows the risks of investing in the Fund by illustrating how the average annual returns for one-year, five-years and ten-years for each class of the Fund before taxes compare to those of a broad-based securities market index. In addition, after-tax returns are presented for Class A Shares of the Fund. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the other classes of shares will vary from the Class A Shares after-tax returns shown. Past performance (before and after taxes) is not an indication of future results. Updated performance information for the Fund is available on the Trust’s website at www.quakerfunds.com or by calling toll-free 800-220-8888.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the other classes of shares will vary from the Class A Shares after-tax returns shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information for the Fund is available on the Trust’s website at www.quakerfunds.com or by calling toll-free 800-220-8888.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.quakerfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-220-8888
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
Quaker Strategic Growth Fund | Class A, Quaker Strategic Growth Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.21%
EXPENSE EXAMPLES	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	CLASS A
One Year	rr_ExpenseExampleYear01	762
Three Years	rr_ExpenseExampleYear03	1,203
Five Years	rr_ExpenseExampleYear05	1,670
Ten Years	rr_ExpenseExampleYear10	2,954
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(8.06%)
2002	rr_AnnualReturn2002	(17.09%)
2003	rr_AnnualReturn2003	30.76%
2004	rr_AnnualReturn2004	16.87%
2005	rr_AnnualReturn2005	14.44%
2006	rr_AnnualReturn2006	5.13%
2007	rr_AnnualReturn2007	33.07%
2008	rr_AnnualReturn2008	(45.99%)
2009	rr_AnnualReturn2009	15.92%
2010	rr_AnnualReturn2010	13.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performing Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.48%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performing Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.69%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(15.03%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Quaker Strategic Growth Fund | Class C, Quaker Strategic Growth Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.96%
EXPENSE EXAMPLES	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	CLASS C
One Year	rr_ExpenseExampleYear01	299
Three Years	rr_ExpenseExampleYear03	915
Five Years	rr_ExpenseExampleYear05	1,557
Ten Years	rr_ExpenseExampleYear10	3,280
Quaker Strategic Growth Fund | Institutional Class, Quaker Strategic Growth Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%
EXPENSE EXAMPLES	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	INSTITUTIONAL CLASS
One Year	rr_ExpenseExampleYear01	199
Three Years	rr_ExpenseExampleYear03	615
Five Years	rr_ExpenseExampleYear05	1,057
Ten Years	rr_ExpenseExampleYear10	2,285
Quaker Strategic Growth Fund | Return Before Taxes | Class A, Quaker Strategic Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.28%
5 Years	rr_AverageAnnualReturnYear05	(1.24%)
10 Years	rr_AverageAnnualReturnYear10	2.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 25, 1996
Quaker Strategic Growth Fund | Return Before Taxes | Class C, Quaker Strategic Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.67%
5 Years	rr_AverageAnnualReturnYear05	(0.86%)
10 Years	rr_AverageAnnualReturnYear10	2.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 2000
Quaker Strategic Growth Fund | Return Before Taxes | Institutional Class, Quaker Strategic Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.77%
5 Years	rr_AverageAnnualReturnYear05	0.13%
10 Years	rr_AverageAnnualReturnYear10	3.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 20, 2000
Quaker Strategic Growth Fund | Return After Taxes on Distributions | Class A, Quaker Strategic Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	7.28%
5 Years	rr_AverageAnnualReturnYear05	(2.85%)
10 Years	rr_AverageAnnualReturnYear10	1.17%
Quaker Strategic Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A, Quaker Strategic Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.73%
5 Years	rr_AverageAnnualReturnYear05	(1.63%)
10 Years	rr_AverageAnnualReturnYear10	1.53%
Quaker Strategic Growth Fund | S&P 500 Total Return Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Total Return Index
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%

[1]	Performance information prior to October 4, 2010 represents that of the Akros Absolute Return Fund (the "Akros Fund") a series of the Trust for Professional Managers. On October 4, 2010, the Akros Fund was reorganized into the Fund (the "Reorganization"). Prior to the Reorganization, the Fund had no assets or liabilities. The Fund has investment objectives, strategies and policies substantially similar to those of the Akros Fund, which was advised by the Fund's sub-adviser, Akros Capital, LLC.
[2]	The ratios of total annual fund operating expenses in this table (the "Expense Ratios") do not match the ratio of expenses to average net assets in the "Financial Highlights" section of the prospectus because the Expense Ratios reflect the operating expenses of the Fund. The ratio of expenses to average net assets in the Fund's "Financial Highlights" are not required to reflect any acquired fund fees and expenses.
[3]	The Adviser, pursuant to a contractual fee waiver agreement (the "Fee Waiver Agreement") has agreed to waive its management fees and/or assume expenses to the extent necessary to reduce the Total Annual Fund Operating Expenses (excluding 12b-1 fees) when they exceed 1.74% of the Fund's average daily net assets (the "Annualized Expense Ratio"). The Fee Waiver Agreement has been approved for the period from October 28, 2011 to October 28, 2012. In accordance with the Fee Waiver Agreement, any waivers and reimbursements made by the Adviser to the Fund are subject to recoupment by the Adviser within three (3) years following the time at which the Adviser waived fees and/or assumed expenses for the Fund under the Fee Waiver Agreement, provided that such recoupment does not cause the Total Annual Fund Operating Expenses to exceed the Annualized Expense Ratio. This Fee Waiver Agreement shall be terminated upon the termination of the Advisory Agreement or, with respect to the Fund, in the event of its merger or liquidation.
[4]	Performance information prior to June 7, 2010 represents that of the Pennsylvania Avenue Event-Driven Fund (the "Pennsylvania Avenue Fund") a series of the Pennsylvania Avenue Funds. On June 7, 2010, the Pennsylvania Avenue Fund was reorganized into the Fund (the "Reorganization"). Prior to the Reorganization, the Fund had no assets or liabilities. The Fund has investment objectives, strategies and policies substantially similar to those of the Pennsylvania Avenue Fund, which was managed by the Fund's Portfolio Manager, Thomas Kirchner.
[5]	The ratios of total annual fund operating expenses in this table (the "Expense Ratios") do not match the ratio of expenses to average net assets in the "Financial Highlights" section of the prospectus because the Expense Ratios reflect the operating expenses of the Fund and any acquired fund fees and expenses. The ratio of expenses to average net assets in the Fund's "Financial Highlights" are not required to reflect any acquired fund fees and expenses.
[6]	The Adviser has voluntarily agreed to waive its advisory fees to the extent that the total operating expenses of the Fund (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed the annual rate of 2.60% for Class A Shares, 3.35% for C Shares, and 2.35% for Institutional Class Shares, of the average net assets of each class, respectively. The Adviser currently has no intention to terminate this arrangement, although it may do so at any time in its sole discretion.